First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.9%
	Australia – 29.7%
23,963	Allkem Ltd. (b) (c)	$211,917
5,110	ALS Ltd. (b)	33,107
11,174	Ampol Ltd. (b)	206,684
55,670	Aurizon Holdings Ltd. (b)	123,123
5,944	BHP Group Ltd. (b)	147,757
16,413	BlueScope Steel Ltd. (b)	159,397
44,464	Cleanaway Waste Management Ltd. (b)	77,517
8,317	Computershare Ltd. (b)	132,657
9,943	Fortescue Metals Group Ltd. (b)	106,742
38,397	Harvey Norman Holdings Ltd. (b)	99,331
4,870	IGO Ltd. (b)	42,839
72,268	Incitec Pivot Ltd. (b)	164,328
2,526	JB Hi-Fi Ltd. (b)	61,130
19,091	Lynas Rare Earths Ltd. (b) (c)	92,065
2,598	Mineral Resources Ltd. (b)	109,050
25,503	Northern Star Resources Ltd. (b)	127,701
8,586	Orica Ltd. (b)	73,098
43,964	Origin Energy Ltd. (b)	145,871
5,135	OZ Minerals Ltd. (b)	84,950
64,195	Pilbara Minerals Ltd. (b) (c)	185,218
11,909	QBE Insurance Group Ltd. (b)	88,361
2,300	Rio Tinto Ltd. (b)	139,132
12,914	Seven Group Holdings Ltd. (b)	140,094
1,930	Sonic Healthcare Ltd. (b)	37,645
68,202	South32 Ltd. (b)	161,905
78,178	Tabcorp Holdings Ltd. (b)	46,882
10,666	Woodside Energy Group Ltd. (b)	217,922
1,838	Woolworths Group Ltd. (b)	39,941
15,912	Worley Ltd. (b)	129,725
		3,386,089
	Bermuda – 4.5%
148,607	Hopson Development Holdings Ltd. (b)	154,739
91,000	Kerry Properties Ltd. (b)	172,497
294,735	Nine Dragons Paper Holdings Ltd. (b)	182,869
		510,105
	Cayman Islands – 5.3%
5,100	ASMPT Ltd. (b)	30,916
15,245	CK Asset Holdings Ltd. (b)	91,522
27,844	CK Hutchison Holdings Ltd. (b)	153,316
114,496	Shimao Group Holdings Ltd. (b) (c) (d) (e)	32,235
325,366	WH Group Ltd. (b) (f) (g)	204,635
63,201	Xinyi Glass Holdings Ltd. (b)	91,400
		604,024
	Hong Kong – 3.6%
91,000	PCCW Ltd. (b)	41,056
159,105	Sino Land Co., Ltd. (b)	209,275
8,446	Sun Hung Kai Properties Ltd. (b)	93,212
Shares	Description	Value

	Hong Kong (Continued)
8,500	Swire Pacific Ltd., Class A (b)	$63,534
		407,077
	New Zealand – 1.8%
3,565	EBOS Group Ltd. (b)	75,039
26,883	Infratil Ltd. (b)	130,070
		205,109
	Singapore – 10.8%
27,200	City Developments Ltd. (b)	143,348
13,900	Jardine Cycle & Carriage Ltd. (b)	325,103
54,200	Keppel Corp., Ltd. (b)	260,805
79,525	Olam Group Ltd. (b)	72,038
16,900	Singapore Technologies Engineering Ltd. (b)	41,987
4,300	United Overseas Bank Ltd. (b)	77,884
44,300	Wilmar International Ltd. (b)	117,855
270,900	Yangzijiang Shipbuilding Holdings Ltd. (b)	193,399
		1,232,419
	South Korea – 39.2%
337	CJ CheilJedang Corp. (b)	96,145
1,820	Coway Co., Ltd. (b)	68,061
4,458	DB Insurance Co., Ltd. (b)	170,791
3,847	Hana Financial Group, Inc. (b)	94,463
3,467	Hanwha Solutions Corp. (b) (c)	112,934
10,690	HMM Co., Ltd. (b) (h)	136,491
1,301	Hyundai Engineering & Construction Co., Ltd. (b)	33,742
1,295	Hyundai Glovis Co., Ltd. (b)	145,750
870	Hyundai Mobis Co., Ltd. (b)	114,843
691	Hyundai Motor Co. (b)	84,329
7,500	Hyundai Steel Co. (b)	145,685
11,488	Industrial Bank of Korea (b)	75,971
1,592	Kakao Games Corp. (b) (c)	46,713
2,238	Kangwon Land, Inc. (b) (c)	36,539
3,050	KB Financial Group, Inc. (b)	92,106
3,369	Kia Corp. (b)	167,682
5,503	Korea Electric Power Corp. (b) (c)	76,663
533	Korea Zinc Co., Ltd. (b)	220,377
6,983	KT Corp. (b)	175,535
772	KT&G Corp. (b)	46,613
1,104	L&F Co., Ltd. (b) (c) (h)	134,250
117	LG Chem Ltd. (b)	43,201
4,079	LG Corp. (b)	209,231
12,073	LG Display Co., Ltd. (b)	100,054
805	LG Innotek Co., Ltd. (b)	151,731
17,807	LG Uplus Corp. (b)	133,157
1,487	Lotte Chemical Corp. (b) (h)	148,203
4,600	Meritz Financial Group, Inc. (b) (h)	66,359
6,567	Meritz Fire & Marine Insurance Co., Ltd. (b)	134,431

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
7,281	Mirae Asset Securities Co., Ltd. (b)	$30,141
1,064	POSCO Holdings, Inc. (b)	155,203
378	Samsung Electro-Mechanics Co., Ltd. (b)	29,164
2,686	Samsung Electronics Co., Ltd. (b)	98,628
9,515	Samsung Engineering Co., Ltd. (b) (c)	149,783
285	Samsung Fire & Marine Insurance Co., Ltd. (b)	36,451
3,351	SD Biosensor, Inc. (b)	61,774
1,502	Shinhan Financial Group Co., Ltd. (b)	34,890
2,641	SK Hynix, Inc. (b)	151,066
3,286	SK Telecom Co., Ltd. (b)	116,008
258	SK, Inc. (b)	34,255
2,578	S-Oil Corp. (b)	145,829
20,301	Woori Financial Group, Inc. (b)	150,658
		4,455,900
	Total Common Stocks	10,800,723
	(Cost $14,061,774)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.8%
	Australia – 4.1%
4,147	Charter Hall Group (b)	30,582
18,760	Dexus (b)	93,323
52,876	GPT (The) Group (b)	130,137
54,999	Mirvac Group (b)	68,512
48,108	Stockland (b)	100,681
36,715	Vicinity Ltd. (b)	40,937
		464,172
	Singapore – 0.7%
61,900	CapitaLand Integrated Commercial Trust (b)	82,338
	Total Real Estate Investment Trusts	546,510
	(Cost $802,759)
MONEY MARKET FUNDS – 3.6%
410,921	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (i) (j)	410,921
	(Cost $410,921)
	Total Investments – 103.3%	11,758,154
	(Cost $15,275,454)
	Net Other Assets and Liabilities – (3.3)%	(380,561)
	Net Assets – 100.0%	$11,377,593

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $11,347,233 or 99.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(g)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(h)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $388,158 and the total value of the collateral held by the Fund is $410,921.
(i)	Rate shown reflects yield as of September 30, 2022.
(j)	This security serves as collateral for securities on loan.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Materials	24.8%
Industrials	18.9
Real Estate	13.3
Financials	9.3
Information Technology	7.3
Energy	6.2
Consumer Discretionary	6.0
Consumer Staples	5.1
Communication Services	4.5
Utilities	3.1
Health Care	1.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
South Korean Won	37.9%
Australian Dollar	32.8
Hong Kong Dollar	12.9
Singapore Dollar	11.2
United States Dollar	3.5
New Zealand Dollar	1.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 604,024	$ —	$ 571,789	$ 32,235
Other Country Categories*	10,196,699	—	10,196,699	—
Real Estate Investment Trusts*	546,510	—	546,510	—
Money Market Funds	410,921	410,921	—	—
Total Investments	$ 11,758,154	$ 410,921	$ 11,314,998	$ 32,235

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.4%
	Austria – 2.2%
47,151	OMV AG (b)	$1,706,543
118,487	Raiffeisen Bank International AG (b)	1,401,788
10,711	Verbund AG (b)	914,478
75,717	voestalpine AG (b)	1,282,664
		5,305,473
	Belgium – 2.6%
9,069	Ackermans & van Haaren N.V. (b)	1,150,716
3,341	D’ieteren Group (b)	470,748
11,103	Elia Group S.A./N.V. (b) (c)	1,306,503
60,708	Proximus S.A.D.P. (b)	629,425
7,745	Sofina S.A. (b)	1,336,696
11,435	Solvay S.A. (b)	885,323
4,716	UCB S.A. (b)	327,280
		6,106,691
	Bermuda – 0.4%
87,886	Hiscox Ltd. (b)	862,273
	Denmark – 1.1%
934	AP Moller - Maersk A.S., Class B (b)	1,697,292
5,080	Novo Nordisk A.S., Class B (b)	506,058
10,108	Topdanmark A.S.	473,523
		2,676,873
	Finland – 2.2%
117,417	Kojamo Oyj (b)	1,512,217
36,135	Sampo Oyj, Class A (b)	1,542,662
86,130	Stora Enso Oyj, Class R (b)	1,094,148
34,489	UPM-Kymmene Oyj (b)	1,094,489
		5,243,516
	France – 12.7%
3,541	Air Liquide S.A. (b)	404,733
18,813	Arkema S.A. (b)	1,371,071
57,761	AXA S.A. (b)	1,261,091
322,762	Bollore SE (b)	1,480,851
48,511	Bouygues S.A. (b)	1,268,976
5,051	Capgemini SE (b)	808,668
104,143	Carrefour S.A. (b)	1,444,369
18,849	Cie de Saint-Gobain (b)	673,958
46,984	Credit Agricole S.A. (b)	381,418
10,971	Eiffage S.A. (b)	879,798
128,575	Engie S.A. (b)	1,479,884
13,676	Eramet S.A. (b)	1,076,453
34,052	Eurazeo SE (b)	1,776,881
13,543	Ipsen S.A. (b)	1,253,406
18,041	Nexans S.A. (b)	1,605,975
47,783	Orange S.A. (b)	432,175
64,268	Renault S.A. (b) (d)	1,738,837
105,295	Rexel S.A. (b)	1,578,031
17,522	SCOR SE (b)	253,322
Shares	Description	Value

	France (Continued)
62,731	Societe Generale S.A. (b)	$1,240,575
13,466	Thales S.A. (b)	1,483,872
44,446	TotalEnergies SE (b)	2,085,166
61,053	Valeo (b)	922,502
17,582	Veolia Environnement S.A. (b)	336,030
215,992	Vivendi SE (b)	1,675,358
22,094	Wendel SE (b)	1,581,378
		30,494,778
	Germany – 15.1%
23,581	Aurubis AG (b)	1,231,038
39,526	BASF SE (b)	1,516,945
24,709	Bayer AG (b)	1,138,456
26,029	Bayerische Motoren Werke AG (b)	1,764,182
295,349	Commerzbank AG (b) (d)	2,102,592
23,462	Continental AG (b)	1,041,087
55,789	Covestro AG (b) (e) (f)	1,595,101
40,545	Daimler Truck Holding AG (b) (d)	916,620
3,138	Deutsche Boerse AG (b)	514,402
11,745	Deutsche Post AG (b)	353,990
48,517	E.ON SE (b)	372,745
46,016	Fresenius SE & Co., KGaA (b)	980,840
39,603	HeidelbergCement AG (b)	1,564,483
29,149	HUGO BOSS AG (b)	1,357,202
93,164	K+S AG (b)	1,764,246
8,524	KION Group AG (b)	163,245
24,769	LEG Immobilien SE (b)	1,478,453
40,078	Mercedes-Benz Group AG (b)	2,026,625
29,094	Porsche Automobil Holding SE (Preference Shares) (b)	1,639,247
7,988	Rheinmetall AG (b)	1,229,892
64,694	RWE AG (b)	2,377,893
364,035	Schaeffler AG (Preference Shares) (b) (c)	1,632,764
25,561	Talanx AG (b)	905,132
207,157	Telefonica Deutschland Holding AG (b)	418,834
131,314	thyssenkrupp AG (b) (d)	556,376
16,404	United Internet AG (b)	306,654
36,481	VERBIO Vereinigte BioEnergie AG (b)	2,152,641
13,031	Volkswagen AG (Preference Shares) (b)	1,592,284
24,177	Vonovia SE (b)	521,783
9,915	Wacker Chemie AG (b)	1,019,322
		36,235,074
	Greece – 0.7%
962,767	Eurobank Ergasias Services and Holdings S.A. (b) (d)	803,634
31,187	Hellenic Telecommunications Organization S.A. (b)	452,854

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Greece (Continued)
38,748	OPAP S.A. (b)	$464,684
		1,721,172
	Ireland – 1.6%
255,352	AIB Group PLC (b)	621,425
440,315	Bank of Ireland Group PLC (b)	2,824,174
14,071	CRH PLC (b)	452,409
		3,898,008
	Italy – 3.4%
658,051	A2A S.p.A. (b)	639,267
98,502	Assicurazioni Generali S.p.A. (b)	1,344,979
190,138	Banco BPM S.p.A. (b)	497,177
20,674	De’ Longhi S.p.A. (b)	302,185
192,369	Eni S.p.A. (b)	2,044,632
283,520	Leonardo S.p.A. (b)	2,007,435
33,041	Prysmian S.p.A. (b)	946,423
65,691	Terna-Rete Elettrica Nazionale S.p.A. (b)	400,093
		8,182,191
	Jersey – 1.7%
441,032	Glencore PLC (b)	2,317,631
738,843	Man Group PLC (b)	1,829,432
		4,147,063
	Luxembourg – 1.7%
87,282	ArcelorMittal S.A. (b)	1,736,764
185,921	Tenaris S.A. (b)	2,405,646
		4,142,410
	Netherlands – 4.8%
213,024	Aegon N.V. (b) (c)	846,770
48,446	ASR Nederland N.V. (b)	1,862,404
6,569	BE Semiconductor Industries N.V. (b)	281,221
17,567	Koninklijke Ahold Delhaize N.V. (b)	447,457
162,733	Koninklijke KPN N.V. (b)	440,415
73,779	Koninklijke Philips N.V. (b)	1,135,939
33,459	NN Group N.V. (b)	1,301,352
79,718	OCI N.V. (b)	2,918,602
42,118	Prosus N.V. (b)	2,191,257
		11,425,417
	Norway – 5.2%
138,415	Aker BP ASA (b)	3,973,139
75,975	Equinor ASA (b)	2,505,559
58,861	Kongsberg Gruppen ASA (b)	1,786,286
184,027	Leroy Seafood Group ASA (b)	725,845
243,628	Norsk Hydro ASA (b)	1,307,290
7,125	Salmar ASA (b)	240,157
169,063	Storebrand ASA (b)	1,170,441
22,516	Yara International ASA (b)	790,202
		12,498,919
Shares	Description	Value

	Portugal – 1.4%
177,671	Galp Energia SGPS S.A. (b)	$1,709,442
94,150	Jeronimo Martins SGPS S.A. (b)	1,753,395
		3,462,837
	Spain – 6.0%
11,792	Acciona S.A. (b)	2,072,515
98,171	Banco Bilbao Vizcaya Argentaria S.A. (b)	440,380
2,743,937	Banco de Sabadell S.A. (b)	1,829,831
164,990	Banco Santander S.A. (b)	383,915
192,138	Bankinter S.A. (b)	1,078,832
332,447	CaixaBank S.A. (b)	1,070,770
25,864	Endesa S.A. (b)	388,466
15,222	Laboratorios Farmeceuticos Rovi S.A. (b)	654,179
538,390	Mapfre S.A. (b)	833,818
75,327	Naturgy Energy Group S.A. (b)	1,742,584
214,471	Repsol S.A. (b)	2,464,326
466,191	Telefonica S.A. (b)	1,541,189
		14,500,805
	Sweden – 8.2%
69,282	Axfood AB (b)	1,587,348
57,843	Boliden AB (b)	1,787,113
90,931	Castellum AB (b) (c)	1,018,852
114,055	Fabege AB (b)	774,730
204,836	Fastighets AB Balder, Class B (b) (d)	817,640
30,168	Holmen AB, Class B (b)	1,144,777
100,484	Industrivarden AB, Class C (b)	2,004,074
128,634	Investor AB, Class B (b)	1,876,928
107,143	Kinnevik AB, Class B (b) (d)	1,404,207
11,035	L E Lundbergforetagen AB, Class B (b)	398,369
31,197	Nodrnet AB publ (b)	353,261
66,411	Orron Energy AB (b) (c)	118,498
62,066	Saab AB, Class B (b)	1,933,781
627,640	Samhallsbyggnadsbolaget i Norden AB (b) (c)	683,229
103,350	SKF AB, Class B (b)	1,384,540
420,250	SSAB AB, Class B (b)	1,790,887
140,529	Telia Co., AB (b)	404,735
77,481	Wallenstam AB (b)	281,686
		19,764,655
	Switzerland – 6.3%
9,516	Baloise Holding AG (b)	1,215,904
9,029	BKW AG (b)	1,075,948
4,482	Cie Financiere Richemont S.A., Class A (b)	423,080
130,193	Clariant AG (b)	2,079,668
6,736	DKSH Holding AG (b)	488,742
17,356	Helvetia Holding AG (b)	1,626,354
23,127	Holcim AG (b)	947,757
19,337	Novartis AG (b)	1,474,195
8,613	PSP Swiss Property AG (b)	860,976

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
2,702	Sonova Holding AG (b)	$594,605
2,644	Swiss Life Holding AG (b)	1,168,150
86,586	UBS Group AG (b)	1,256,187
4,586	Zurich Insurance Group AG (b)	1,828,213
		15,039,779
	United Kingdom – 19.1%
155,644	3i Group PLC (b)	1,868,886
1,005,639	abrdn PLC (b)	1,538,339
54,402	Anglo American PLC (b)	1,633,465
77,506	Antofagasta PLC (b)	949,741
12,798	AstraZeneca PLC (b)	1,406,877
96,764	Aviva PLC (b)	415,006
240,994	BAE Systems PLC (b)	2,117,475
582,904	Barclays PLC (b)	927,479
330,952	Barratt Developments PLC (b)	1,250,807
34,670	Berkeley Group Holdings PLC (b)	1,266,683
230,304	BP PLC (b)	1,100,482
474,450	BT Group PLC (b)	637,804
29,126	Bunzl PLC (b)	889,886
2,698,698	Centrica PLC (b)	2,117,678
58,766	Computacenter PLC (b)	1,262,334
274,951	Drax Group PLC (b)	1,829,324
114,619	Evraz PLC (b) (g)	103,521
117,772	Fresnillo PLC (b)	1,004,694
164,531	HSBC Holdings PLC (b)	851,919
158,324	IG Group Holdings PLC (b)	1,341,759
80,513	Imperial Brands PLC (b)	1,655,578
656,874	International Distributions Services PLC (b)	1,337,075
274,660	Investec PLC	1,113,525
1,582,849	ITV PLC (b)	998,870
342,084	J Sainsbury PLC (b)	662,474
846,170	Kingfisher PLC (b)	2,059,762
1,837,099	Lloyds Banking Group PLC (b)	830,347
10,852	London Stock Exchange Group PLC (b)	916,439
586,198	M&G PLC (b)	1,079,848
86,937	Mondi PLC (b)	1,335,564
73,733	National Grid PLC (b)	759,016
60,282	Persimmon PLC (b)	824,433
28,431	Rio Tinto PLC (b)	1,538,284
102,495	Shell PLC (b)	2,542,689
49,439	SSE PLC (b)	834,827
59,679	St. James’s Place PLC (b)	679,636
1,322,795	Taylor Wimpey PLC (b)	1,288,057
156,603	Tesco PLC (b)	359,415
346,222	Vodafone Group PLC (b)	387,491
		45,717,489
	Total Common Stocks	231,425,423
	(Cost $326,839,530)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 2.5%
	Belgium – 0.6%
52,324	Warehouses De Pauw CVA (b)	$1,285,110
	France – 0.7%
14,179	Covivio (b)	683,102
4,475	Gecina S.A. (b)	350,481
17,531	ICADE (b)	652,630
		1,686,213
	Spain – 0.1%
62,072	Inmobiliaria Colonial Socimi S.A. (b)	299,697
	United Kingdom – 1.1%
160,618	Segro PLC (b)	1,340,175
893,762	Tritax Big Box REIT PLC (b)	1,348,755
		2,688,930
	Total Real Estate Investment Trusts	5,959,950
	(Cost $10,116,693)
MONEY MARKET FUNDS – 2.0%
4,830,703	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (h) (i)	4,830,703
	(Cost $4,830,703)
	Total Investments – 100.9%	242,216,076
	(Cost $341,786,926)
	Net Other Assets and Liabilities – (0.9)%	(2,192,942)
	Net Assets – 100.0%	$240,023,134

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $235,798,325 or 98.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,478,969 and the total value of the collateral held by the Fund is $4,830,703.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	Rate shown reflects yield as of September 30, 2022.
(i)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Financials	24.9%
Materials	17.0
Industrials	10.9
Energy	10.4
Consumer Discretionary	10.2
Utilities	7.9
Real Estate	5.9
Communication Services	4.1
Health Care	4.0
Consumer Staples	3.7
Information Technology	1.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	55.3%
British Pound Sterling	22.0
Swedish Krona	8.2
Swiss Franc	6.2
Norwegian Krone	5.2
United States Dollar	2.0
Danish Krone	1.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Denmark	$ 2,676,873	$ 473,523	$ 2,203,350	$ —
United Kingdom	45,717,489	1,113,525	44,603,964	—
Other Country Categories*	183,031,061	—	183,031,061	—
Real Estate Investment Trusts*	5,959,950	—	5,959,950	—
Money Market Funds	4,830,703	4,830,703	—	—
Total Investments	$ 242,216,076	$ 6,417,751	$ 235,798,325	$—

*	See Portfolio of Investments for country breakout.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.3%
	Bermuda – 1.9%
6,410	Credicorp Ltd.	$787,148
	Brazil – 58.6%
309,947	Atacadao S.A.	1,110,658
251,441	Banco do Brasil S.A.	1,795,491
94,631	Banco Santander Brasil S.A.	532,243
118,172	Braskem S.A., Class A (Preference Shares)	574,830
196,288	Caixa Seguridade Participacoes S.A.	309,659
254,745	CCR S.A.	591,722
91,891	Centrais Eletricas Brasileiras S.A.	731,980
109,725	Cia de Saneamento Basico do Estado de Sao Paulo	1,008,900
263,994	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	1,124,128
745,727	Cia Energetica de Minas Gerais (Preference Shares)	1,487,486
1,154,101	Cia Paranaense de Energia, Class B (Preference Shares)	1,407,766
335,190	Cia Siderurgica Nacional S.A.	790,386
147,569	Cosan S.A.	475,451
71,502	Energisa S.A.	555,251
256,523	Equatorial Energia S.A.	1,279,203
283,187	Gerdau S.A. (Preference Shares)	1,283,026
180,315	Hypera S.A.	1,479,129
127,002	Itau Unibanco Holding S.A. (Preference Shares)	660,631
649,303	Itausa S.A. (Preference Shares)	1,171,173
187,483	JBS S.A.	873,057
73,289	Petro Rio S.A. (b)	374,030
260,837	Petroleo Brasileiro S.A. (Preference Shares)	1,440,941
31,641	Suzano S.A.	261,018
97,504	Telefonica Brasil S.A.	731,865
506,164	TIM S.A.	1,133,494
73,013	Vale S.A.	975,068
223,909	Vibra Energia S.A.	716,014
		24,874,600
	Chile – 15.9%
3,430,351	Banco de Chile (c)	301,954
11,042	Banco de Credito e Inversiones S.A.	280,610
19,416,160	Cia Sud Americana de Vapores S.A. (c)	1,337,747
793,336	Empresas CMPC S.A.	1,207,284
222,287	Empresas Copec S.A.	1,424,000
114,904	Falabella S.A. (c)	229,151
21,245	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (c)	1,977,221
		6,757,967
Shares	Description	Value

	Colombia – 1.5%
102,588	Bancolombia S.A. (Preference Shares)	$623,539
	Mexico – 21.4%
54,145	Arca Continental S.A.B. de C.V.	389,859
2,055,115	Cemex S.A.B. de C.V., Series CPO (b)	710,226
360,884	El Puerto de Liverpool S.A.B. de C.V.	1,577,428
88,571	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	555,540
45,399	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	574,828
16,720	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	328,763
295,245	Grupo Carso S.A.B. de C.V., Series A1	1,087,332
48,967	Grupo Financiero Banorte S.A.B. de C.V., Class O	313,674
527,218	Grupo Financiero Inbursa S.A.B. de C.V., Class O (b)	836,920
246,153	Grupo Mexico S.A.B. de C.V., Series B	831,368
313,219	Grupo Televisa S.A.B., Series CPO	337,955
87,426	Industrias Penoles S.A.B. de C.V.	844,893
289,220	Operadora De Sites Mexicanos S.A.B de C.V.	242,124
278,921	Orbia Advance Corp. S.A.B. de C.V.	469,496
		9,100,406
	Total Investments – 99.3%	42,143,660
	(Cost $50,957,829)
	Net Other Assets and Liabilities – 0.7%	287,790
	Net Assets – 100.0%	$42,431,450

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $3,846,073 or 9.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

Sector Allocation	% of Total Long-Term Investments
Materials	23.5%
Financials	18.1
Utilities	18.0
Industrials	9.3
Energy	8.8
Consumer Staples	7.0
Consumer Discretionary	6.0
Communication Services	5.8
Health Care	3.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Brazilian Real	59.0%
Mexican Peso	21.6
Chilean Peso	16.0
United States Dollar	1.9
Colombian Peso	1.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Chile	$ 6,757,967	$ 2,911,894	$ 3,846,073	$ —
Other Country Categories*	35,385,693	35,385,693	—	—
Total Investments	$ 42,143,660	$ 38,297,587	$ 3,846,073	$—

*	See Portfolio of Investments for country breakout.

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.0%
	Aerospace & Defense – 0.6%
16,395	Embraer S.A. (a)	$35,408
	Banks – 9.5%
10,905	Banco Bradesco S.A. (Preference Shares)	40,108
28,094	Banco do Brasil S.A.	200,614
6,510	Banco Santander Brasil S.A.	36,615
16,547	Itau Unibanco Holding S.A. (Preference Shares)	86,073
89,956	Itausa S.A. (Preference Shares)	162,257
		525,667
	Chemicals – 4.0%
15,109	Braskem S.A., Class A (Preference Shares)	73,495
8,235	Unipar Carbocloro S.A., Class B (Preference Shares)	146,538
		220,033
	Containers & Packaging – 0.6%
9,285	Klabin S.A.	31,241
	Diversified Telecommunication Services – 1.6%
11,957	Telefonica Brasil S.A.	89,749
	Electric Utilities – 17.3%
20,299	Centrais Eletricas Brasileiras S.A.	161,697
24,496	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	104,308
72,277	Cia Energetica de Minas Gerais (Preference Shares)	144,169
137,305	Cia Paranaense de Energia, Class B (Preference Shares)	167,484
36,579	EDP - Energias do Brasil S.A.	148,029
9,297	Energisa S.A.	72,196
16,424	Equatorial Energia S.A.	81,901
9,713	Transmissora Alianca de Energia Eletrica S.A.	70,133
		949,917
	Food & Staples Retailing – 3.1%
11,251	Atacadao S.A.	40,317
39,431	Sendas Distribuidora S.A.	128,285
		168,602
	Food Products – 8.6%
23,749	JBS S.A.	110,593
21,558	M. Dias Branco S.A.	175,082
10,325	Sao Martinho S.A.	48,846
17,001	SLC Agricola S.A.	136,434
		470,955
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 3.0%
38,096	Eneva S.A. (a)	$99,930
9,083	Engie Brasil Energia S.A.	64,843
		164,773
	Insurance – 4.2%
21,675	BB Seguridade Participacoes S.A.	106,761
54,130	Caixa Seguridade Participacoes S.A.	85,394
10,561	Porto Seguro S.A.	41,368
		233,523
	Internet & Direct Marketing Retail – 1.6%
27,931	Americanas S.A.	87,919
	IT Services – 3.6%
200,063	Cielo S.A.	200,273
	Metals & Mining – 17.0%
37,155	Bradespar S.A. (Preference Shares)	163,653
60,738	Cia Siderurgica Nacional S.A.	143,222
41,959	Gerdau S.A. (Preference Shares)	190,102
78,559	Metalurgica Gerdau S.A. (Preference Shares)	154,224
108,416	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	151,138
9,799	Vale S.A.	130,863
		933,202
	Oil, Gas & Consumable Fuels – 10.3%
20,611	Cosan S.A.	66,406
42,646	Petro Rio S.A. (a)	217,643
33,577	Petroleo Brasileiro S.A. (Preference Shares)	185,490
40,862	Raizen S.A. (Preference Shares)	31,739
30,473	Ultrapar Participacoes S.A.	66,264
		567,542
	Paper & Forest Products – 1.7%
11,324	Suzano S.A.	93,416
	Personal Products – 0.7%
13,976	Natura & Co. Holding S.A.	38,163
	Pharmaceuticals – 3.7%
24,653	Hypera S.A.	202,229
	Real Estate Management & Development – 0.7%
8,545	Multiplan Empreendimentos Imobiliarios S.A.	38,287

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail – 0.7%
11,224	Vibra Energia S.A.	$35,892
	Transportation Infrastructure – 2.5%
59,875	CCR S.A.	139,078
	Water Utilities – 2.2%
13,343	Cia de Saneamento Basico do Estado de Sao Paulo	122,686
	Wireless Telecommunication Services – 1.8%
44,097	TIM S.A.	98,750
	Total Investments – 99.0%	5,447,305
	(Cost $4,925,152)
	Net Other Assets and Liabilities – 1.0%	57,513
	Net Assets – 100.0%	$5,504,818

(a)	Non-income producing security.

Country Allocation†	% of Net Assets
Brazil	99.0%
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Brazilian Real	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,447,305	$ 5,447,305	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Air Freight & Logistics – 1.4%
418,000	Sinotrans Ltd., Class H (a)	$105,183
	Airlines – 1.4%
138,000	Air China Ltd., Class H (a) (b)	104,958
	Automobiles – 5.6%
4,272	BYD Co., Ltd., Class H (a)	105,243
315,880	Dongfeng Motor Group Co., Ltd., Class H (a)	168,857
62,000	Guangzhou Automobile Group Co., Ltd., Class H (a)	44,054
62,000	Yadea Group Holdings Ltd. (a) (c) (d)	99,093
		417,247
	Banks – 0.7%
185,000	China Everbright Bank Co., Ltd., Class H (a)	50,796
	Beverages – 0.8%
3,846	Anhui Gujing Distillery Co., Ltd., Class B (a) (e)	56,812
	Capital Markets – 1.1%
765,000	China Cinda Asset Management Co., Ltd., Class H (a)	84,462
	Commercial Services & Supplies – 1.7%
305,000	China Everbright Environment Group Ltd. (a)	126,263
	Construction & Engineering – 7.1%
137,517	China Conch Venture Holdings Ltd. (a)	218,672
291,000	China Railway Group Ltd., Class H (a)	142,912
80,000	Xinte Energy Co., Ltd., Class H (a)	168,348
		529,932
	Construction Materials – 6.3%
55,356	Anhui Conch Cement Co., Ltd., Class H (a)	174,968
168,000	China National Building Material Co., Ltd., Class H (a)	127,919
357,822	China Resources Cement Holdings Ltd. (a)	165,273
		468,160
	Diversified Financial Services – 0.6%
72,000	Far East Horizon Ltd. (a)	48,540
Shares	Description	Value

	Diversified Telecommunication Services – 0.7%
465,403	China Tower Corp., Ltd., Class H (a) (c) (d)	$49,725
	Electronic Equipment, Instruments & Components – 6.8%
354,834	BOE Technology Group Co., Ltd., Class B (a) (e)	151,260
79,450	Kingboard Holdings Ltd. (a)	223,660
146,000	Kingboard Laminates Holdings Ltd. (a)	130,811
		505,731
	Gas Utilities – 6.1%
67,500	Beijing Enterprises Holdings Ltd. (a)	189,173
365,400	Kunlun Energy Co., Ltd. (a)	262,988
		452,161
	Health Care Providers & Services – 1.3%
49,600	Sinopharm Group Co., Ltd., Class H (a)	98,991
	Hotels, Restaurants & Leisure – 3.1%
237,000	Haichang Ocean Park Holdings Ltd. (a) (b) (c) (d) (f)	231,501
	Independent Power & Renewable Electricity Producers – 1.2%
95,000	China Power International Development Ltd. (a)	37,608
120,000	Huaneng Power International, Inc., Class H (a) (b)	52,037
		89,645
	Industrial Conglomerates – 1.1%
130,000	Fosun International Ltd. (a)	80,340
	Insurance – 1.6%
116,068	PICC Property & Casualty Co., Ltd., Class H (a)	120,024
	Marine – 3.3%
214,990	COSCO SHIPPING Holdings Co., Ltd., Class H (a)	250,069
	Metals & Mining – 12.3%
804,200	Angang Steel Co., Ltd., Class H (a)	198,378
212,265	China Hongqiao Group Ltd. (a)	173,763
321,000	CMOC Group Ltd., Class H (a)	124,630

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
136,498	Inner Mongolia ERDOS Resources Co., Ltd., Class B (a) (e)	$258,024
594,000	Maanshan Iron & Steel Co., Ltd., Class H (a)	122,817
160,000	MMG Ltd. (a) (b)	38,073
		915,685
	Oil, Gas & Consumable Fuels – 11.7%
353,836	China Coal Energy Co., Ltd., Class H (a)	318,767
183,011	Inner Mongolia Yitai Coal Co., Ltd., Class B (a) (e)	274,658
76,534	Yankuang Energy Group Co., Ltd., Class H (a)	276,341
		869,766
	Pharmaceuticals – 4.0%
441,500	China Resources Pharmaceutical Group Ltd. (a) (c) (d)	301,906
	Real Estate Management & Development – 14.8%
89,000	C&D International Investment Group Ltd. (a)	226,912
56,772	China Overseas Land & Investment Ltd. (a)	147,694
12,200	China Resources Land Ltd. (a)	47,786
97,000	Country Garden Holdings Co., Ltd. (a)	22,407
145,000	Greentown China Holdings Ltd. (a)	272,143
242,000	Seazen Group Ltd. (a) (b)	56,304
171,300	Sunac China Holdings Ltd. (a) (b) (e) (g)	49,974
234,000	Yuexiu Property Co., Ltd. (a)	281,962
		1,105,182
	Semiconductors & Semiconductor Equipment – 2.7%
45,000	Shanghai Fudan Microelectronics Group Co., Ltd., Class H (a)	203,670
	Trading Companies & Distributors – 1.0%
600,000	COSCO SHIPPING Development Co., Ltd., Class H (a)	75,270
Shares	Description	Value

	Transportation Infrastructure – 1.2%
70,000	China Merchants Port Holdings Co., Ltd. (a)	$87,921
	Total Common Stocks	7,429,940
	(Cost $9,348,052)
MONEY MARKET FUNDS – 2.6%
195,288	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (h) (i)	195,288
	(Cost $195,288)
	Total Investments – 102.2%	7,625,228
	(Cost $9,543,340)
	Net Other Assets and Liabilities – (2.2)%	(161,681)
	Net Assets – 100.0%	$7,463,547

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $7,429,940 or 99.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $185,201 and the total value of the collateral held by the Fund is $195,288.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of September 30, 2022.
(i)	This security serves as collateral for securities on loan.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Country Allocation†	% of Net Assets
China	52.4%
Cayman Islands	25.7
Hong Kong	18.0
Bermuda	3.5
United States	2.6
Total Investments	102.2
Net Other Assets and Liabilities	(2.2)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	90.5%
United States Dollar	9.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Real Estate Management & Development	$ 1,105,182	$ —	$ 1,055,208	$ 49,974
Other Industry Categories*	6,324,758	—	6,324,758	—
Money Market Funds	195,288	195,288	—	—
Total Investments	$ 7,625,228	$ 195,288	$ 7,379,966	$ 49,974

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.4%
	Airlines – 0.4%
5,900	Japan Airlines Co., Ltd. (a) (b)	$105,657
	Auto Components – 3.4%
10,000	Aisin Corp. (a)	257,397
28,300	NGK Spark Plug Co., Ltd. (a)	501,917
18,600	Sumitomo Electric Industries Ltd. (a)	188,818
		948,132
	Automobiles – 6.9%
8,500	Honda Motor Co., Ltd. (a)	184,499
18,600	Isuzu Motors Ltd. (a)	205,668
50,300	Mazda Motor Corp. (a)	334,000
151,900	Mitsubishi Motors Corp. (a) (b)	545,324
52,800	Nissan Motor Co., Ltd. (a)	170,155
5,800	Subaru Corp. (a)	87,652
22,400	Yamaha Motor Co., Ltd. (a)	419,685
		1,946,983
	Beverages – 0.7%
5,400	Suntory Beverage & Food Ltd. (a)	192,182
	Building Products – 1.3%
11,700	AGC, Inc. (a)	364,243
	Capital Markets – 1.0%
15,800	SBI Holdings, Inc. (a)	283,532
	Chemicals – 8.7%
40,400	Asahi Kasei Corp. (a)	267,744
56,800	Mitsubishi Chemical Group Corp. (a) (c)	260,193
21,400	Mitsubishi Gas Chemical Co., Inc. (a) (c)	281,385
24,100	Mitsui Chemicals, Inc. (a)	469,752
105,100	Sumitomo Chemical Co., Ltd. (a)	361,502
73,300	Toray Industries, Inc. (a)	360,770
41,400	Tosoh Corp. (a)	461,418
		2,462,764
	Commercial Services & Supplies – 2.0%
9,500	Dai Nippon Printing Co., Ltd. (a)	190,325
24,600	Toppan, Inc. (a)	366,443
		556,768
	Construction & Engineering – 3.9%
23,900	JGC Holdings Corp. (a)	296,524
26,900	Kajima Corp. (a)	254,972
42,500	Obayashi Corp. (a)	272,764
9,900	Taisei Corp. (a)	274,563
		1,098,823
Shares	Description	Value

	Diversified Financial Services – 1.7%
89,100	Mitsubishi HC Capital, Inc. (a)	$382,972
3,100	Tokyo Century Corp. (a)	99,184
		482,156
	Diversified Telecommunication Services – 0.7%
7,200	Nippon Telegraph & Telephone Corp. (a)	194,201
	Electric Utilities – 2.3%
31,100	Kansai Electric Power (The) Co., Inc. (a)	260,193
123,000	Tokyo Electric Power Co., Holdings, Inc. (a) (b)	393,186
		653,379
	Electronic Equipment, Instruments & Components – 1.7%
3,600	Ibiden Co., Ltd. (a)	98,419
3,000	Taiyo Yuden Co., Ltd. (a)	77,423
10,000	TDK Corp. (a)	308,704
		484,546
	Food & Staples Retailing – 0.4%
2,500	MatsukiyoCocokara & Co. (a)	107,233
	Food Products – 2.4%
2,100	MEIJI Holdings Co., Ltd. (a) (c)	93,220
9,900	NH Foods Ltd. (a)	260,949
3,000	Nissin Foods Holdings Co., Ltd. (a)	208,530
1,800	Yakult Honsha Co., Ltd. (a)	104,517
		667,216
	Gas Utilities – 2.9%
26,900	Osaka Gas Co., Ltd. (a)	405,544
24,800	Tokyo Gas Co., Ltd. (a)	418,650
		824,194
	Health Care Equipment & Supplies – 0.3%
5,100	Olympus Corp. (a)	98,112
	Hotels, Restaurants & Leisure – 1.1%
12,800	Zensho Holdings Co., Ltd. (a) (c)	316,456
	Household Durables – 5.1%
26,300	Haseko Corp. (a)	285,274
33,400	Iida Group Holdings Co., Ltd. (a)	452,115
44,500	Nikon Corp. (a)	421,728
25,400	Panasonic Holdings Corp. (a)	178,360

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
5,900	Sekisui House Ltd. (a)	$97,717
		1,435,194
	Industrial Conglomerates – 1.6%
2,200	Hitachi Ltd. (a)	93,623
10,100	Toshiba Corp. (a)	359,816
		453,439
	Insurance – 6.5%
16,700	Dai-ichi Life Holdings, Inc. (a)	265,535
14,400	Japan Post Holdings Co., Ltd. (a)	95,403
25,700	Japan Post Insurance Co., Ltd. (a)	359,956
10,100	MS&AD Insurance Group Holdings, Inc. (a)	267,476
11,700	Sompo Holdings, Inc. (a)	468,133
21,300	Tokio Marine Holdings, Inc. (a)	378,568
		1,835,071
	IT Services – 0.3%
2,600	NEC Corp. (a)	83,253
	Leisure Products – 0.9%
19,200	Sega Sammy Holdings, Inc. (a)	261,495
	Machinery – 5.4%
9,300	Hitachi Construction Machinery Co., Ltd. (a)	172,838
15,400	IHI Corp. (a)	329,380
9,300	Komatsu Ltd. (a)	169,337
14,700	Mitsubishi Heavy Industries Ltd. (a)	488,911
30,500	NGK Insulators Ltd. (a)	379,626
		1,540,092
	Marine – 4.0%
25,500	Kawasaki Kisen Kaisha Ltd. (a) (c)	355,555
22,500	Mitsui OSK Lines Ltd. (a) (c)	402,584
22,500	Nippon Yusen KK (a) (c)	381,912
		1,140,051
	Metals & Mining – 5.1%
48,800	JFE Holdings, Inc. (a) (c)	453,129
36,700	Nippon Steel Corp. (a)	509,332
16,400	Sumitomo Metal Mining Co., Ltd. (a)	469,967
		1,432,428
	Multiline Retail – 0.8%
25,400	Isetan Mitsukoshi Holdings Ltd. (a)	215,445
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 4.8%
135,800	ENEOS Holdings, Inc. (a)	$437,976
21,300	Idemitsu Kosan Co., Ltd. (a)	462,918
47,400	Inpex Corp. (a)	442,104
		1,342,998
	Paper & Forest Products – 1.2%
94,900	Oji Holdings Corp. (a)	352,141
	Pharmaceuticals – 2.0%
4,100	Daiichi Sankyo Co., Ltd. (a)	114,599
8,000	Ono Pharmaceutical Co., Ltd. (a)	186,870
38,400	Sumitomo Pharma Co., Ltd. (a)	273,124
		574,593
	Real Estate Management & Development – 2.7%
7,100	Mitsubishi Estate Co., Ltd. (a)	93,551
4,800	Mitsui Fudosan Co., Ltd. (a)	91,440
16,800	Nomura Real Estate Holdings, Inc. (a)	379,415
39,100	Tokyu Fudosan Holdings Corp. (a) (c)	203,035
		767,441
	Road & Rail – 3.3%
7,500	Hankyu Hanshin Holdings, Inc. (a)	225,722
3,300	Kintetsu Group Holdings Co., Ltd. (a)	109,870
9,900	Kyushu Railway Co. (a)	213,682
39,100	Seibu Holdings, Inc. (a)	390,601
		939,875
	Semiconductors & Semiconductor Equipment – 1.3%
8,000	Shinko Electric Industries Co., Ltd. (a) (c)	171,500
15,900	SUMCO Corp. (a)	185,252
		356,752
	Specialty Retail – 1.1%
1,000	Hikari Tsushin, Inc. (a)	117,469
1,200	Shimamura Co., Ltd. (a)	101,554
28,600	Yamada Holdings Co., Ltd. (a)	94,111
		313,134
	Technology Hardware, Storage & Peripherals – 2.5%
17,500	Brother Industries Ltd. (a)	302,340
29,100	Seiko Epson Corp. (a) (c)	397,344
		699,684

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 8.0%
7,600	ITOCHU Corp. (a)	$183,448
45,600	Marubeni Corp. (a)	397,883
10,400	Mitsubishi Corp. (a)	284,442
18,600	Mitsui & Co., Ltd. (a)	395,804
29,000	Sojitz Corp. (a) (c)	424,901
30,000	Sumitomo Corp. (a)	370,631
6,300	Toyota Tsusho Corp. (a)	195,141
		2,252,250
	Total Common Stocks	27,781,913
	(Cost $33,079,999)
MONEY MARKET FUNDS – 11.7%
3,318,356	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (d) (e)	3,318,356
	(Cost $3,318,356)
	Total Investments – 110.1%	31,100,269
	(Cost $36,398,355)
	Net Other Assets and Liabilities – (10.1)%	(2,854,054)
	Net Assets – 100.0%	$28,246,215

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $27,781,913 or 98.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,902,855 and the total value of the collateral held by the Fund is $3,318,356.
(d)	Rate shown reflects yield as of September 30, 2022.
(e)	This security serves as collateral for securities on loan.

Country Allocation†	% of Net Assets
Japan	98.4%
United States	11.7
Total Investments	110.1
Net Other Assets and Liabilities	(10.1)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Japanese Yen	89.3%
United States Dollar	10.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 27,781,913	$ —	$ 27,781,913	$ —
Money Market Funds	3,318,356	3,318,356	—	—
Total Investments	$ 31,100,269	$ 3,318,356	$ 27,781,913	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.6%
	Australia – 5.3%
124,005	Allkem Ltd. (b) (c)	$1,096,639
92,516	Ampol Ltd. (b)	1,711,254
384,116	Aurizon Holdings Ltd. (b)	849,531
46,137	BHP Group Ltd. (b)	1,146,880
169,869	BlueScope Steel Ltd. (b)	1,649,707
102,908	Fortescue Metals Group Ltd. (b)	1,104,754
397,394	Harvey Norman Holdings Ltd. (b)	1,028,035
373,975	Incitec Pivot Ltd. (b)	850,372
65,861	Lynas Rare Earths Ltd. (b) (c)	317,610
13,447	Mineral Resources Ltd. (b)	564,430
263,941	Northern Star Resources Ltd. (b)	1,321,630
227,506	Origin Energy Ltd. (b)	754,858
221,468	Pilbara Minerals Ltd. (b) (c)	638,988
11,902	Rio Tinto Ltd. (b)	719,980
133,651	Seven Group Holdings Ltd. (b)	1,449,873
423,518	South32 Ltd. (b)	1,005,393
88,308	Woodside Energy Group Ltd. (b)	1,804,266
54,892	Worley Ltd. (b)	447,517
		18,461,717
	Austria – 0.8%
22,049	OMV AG (b)	798,023
73,871	Raiffeisen Bank International AG (b)	873,948
70,810	voestalpine AG (b)	1,199,538
		2,871,509
	Belgium – 0.7%
6,922	Elia Group S.A./N.V. (b)	814,520
7,243	Sofina S.A. (b)	1,250,057
5,349	Solvay S.A. (b)	414,131
		2,478,708
	Bermuda – 1.3%
1,230,857	Hopson Development Holdings Ltd. (b)	1,281,648
752,774	Kerry Properties Ltd. (b)	1,426,935
3,046,825	Nine Dragons Paper Holdings Ltd. (b)	1,890,413
		4,598,996
	Canada – 15.5%
47,212	Alimentation Couche-Tard, Inc.	1,900,647
94,963	AltaGas Ltd.	1,818,345
198,547	ARC Resources Ltd.	2,384,548
13,025	Aritzia, Inc. (c)	427,991
347,420	B2Gold Corp.	1,116,694
42,933	Canadian Natural Resources Ltd.	1,998,474
159,483	Cenovus Energy, Inc.	2,449,943
366,848	Crescent Point Energy Corp.	2,257,363
9,378	Dollarama, Inc.	538,369
29,985	Empire Co., Ltd., Class A	745,853
23,102	Enbridge, Inc.	856,614
3,898	Fairfax Financial Holdings Ltd.	1,780,294
Shares	Description	Value

	Canada (Continued)
70,643	Finning International, Inc.	$1,241,693
76,793	First Quantum Minerals Ltd.	1,303,649
8,635	George Weston Ltd.	904,101
54,939	Imperial Oil Ltd.	2,378,761
3,597	Intact Financial Corp.	509,051
41,954	Keyera Corp. (d)	863,772
17,774	Loblaw Cos., Ltd.	1,407,406
157,396	Lundin Mining Corp.	795,326
194,707	MEG Energy Corp. (c)	2,179,151
48,756	Methanex Corp.	1,553,020
9,239	Metro, Inc.	462,636
25,718	Nutrien Ltd.	2,144,796
39,670	Onex Corp.	1,819,590
35,960	Parkland Corp.	770,562
42,459	Pembina Pipeline Corp.	1,289,738
97,828	SSR Mining, Inc.	1,438,366
81,662	Suncor Energy, Inc.	2,299,672
65,840	Teck Resources Ltd., Class B	2,002,344
4,995	TFI International, Inc.	452,040
47,195	Tourmaline Oil Corp.	2,452,766
88,538	Turquoise Hill Resources Ltd. (c)	2,621,496
32,315	West Fraser Timber Co., Ltd.	2,337,741
321,436	Whitecap Resources, Inc. (d)	2,033,772
190,468	Yamana Gold, Inc.	861,784
		54,398,368
	Cayman Islands – 1.3%
217,103	CK Hutchison Holdings Ltd. (b)	1,195,423
826,967	Shimao Group Holdings Ltd. (b) (c) (e) (f)	232,825
3,368,036	WH Group Ltd. (b) (g) (h)	2,118,289
658,211	Xinyi Glass Holdings Ltd. (b)	951,894
		4,498,431
	Denmark – 0.5%
872	AP Moller - Maersk A.S., Class B (b)	1,584,623
	Finland – 0.5%
87,846	Kojamo Oyj (b)	1,131,371
53,696	Stora Enso Oyj, Class R (b)	682,124
		1,813,495
	France – 4.1%
17,591	Arkema S.A. (b)	1,282,014
18,007	AXA S.A. (b)	393,145
100,610	Bollore SE (b)	461,605
15,124	Bouygues S.A. (b)	395,621
73,043	Carrefour S.A. (b)	1,013,040
40,082	Engie S.A. (b)	461,339
9,593	Eramet S.A. (b)	755,076
31,845	Eurazeo SE (b)	1,661,717
4,222	Ipsen S.A. (b)	390,747
5,622	Nexans S.A. (b)	500,460
40,065	Renault S.A. (b) (c)	1,084,000
73,853	Rexel S.A. (b)	1,106,817

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	France (Continued)
19,556	Societe Generale S.A. (b)	$386,741
4,198	Thales S.A. (b)	462,594
31,175	TotalEnergies SE (b)	1,462,562
201,987	Vivendi SE (b)	1,566,727
15,497	Wendel SE (b)	1,109,198
		14,493,403
	Germany – 6.6%
22,054	Aurubis AG (b)	1,151,322
27,721	BASF SE (b)	1,063,888
15,403	Bayer AG (b)	709,686
24,340	Bayerische Motoren Werke AG (b)	1,649,706
138,097	Commerzbank AG (b) (c)	983,114
14,629	Continental AG (b)	649,137
41,735	Covestro AG (b) (g) (h)	1,193,273
18,956	Daimler Truck Holding AG (b) (c)	428,547
14,344	Fresenius SE & Co., KGaA (b)	305,745
37,032	HeidelbergCement AG (b)	1,462,918
9,087	HUGO BOSS AG (b)	423,098
87,121	K+S AG (b)	1,649,810
23,161	LEG Immobilien SE (b)	1,382,472
29,985	Mercedes-Benz Group AG (b)	1,516,252
27,206	Porsche Automobil Holding SE (Preference Shares) (b)	1,532,871
7,468	Rheinmetall AG (b)	1,149,829
48,400	RWE AG (b)	1,778,991
255,323	Schaeffler AG (Preference Shares) (b) (d)	1,145,170
27,294	VERBIO Vereinigte BioEnergie AG (b)	1,610,542
6,092	Volkswagen AG (Preference Shares) (b)	744,394
6,184	Wacker Chemie AG (b)	635,753
		23,166,518
	Hong Kong – 0.6%
1,641,604	Sino Land Co., Ltd. (b)	2,159,247
	Ireland – 0.6%
329,411	Bank of Ireland Group PLC (b)	2,112,838
	Israel – 1.8%
49,168	Bank Leumi Le-Israel BM (b)	419,932
309,296	Bezeq The Israeli Telecommunication Corp., Ltd. (b)	505,604
7,278	Elbit Systems Ltd. (b)	1,377,967
177,697	ICL Group Ltd. (b)	1,424,143
4,562	Israel Corp., Ltd. (b)	1,750,943
27,132	Mizrahi Tefahot Bank Ltd. (b)	949,865
		6,428,454
	Italy – 1.1%
69,083	Assicurazioni Generali S.p.A. (b)	943,282
Shares	Description	Value

	Italy (Continued)
143,917	Eni S.p.A. (b)	$1,529,650
212,109	Leonardo S.p.A. (b)	1,501,817
		3,974,749
	Japan – 22.2%
39,300	AGC, Inc. (b)	1,223,482
46,400	Aisin Corp. (b)	1,194,323
121,500	Asahi Kasei Corp. (b)	805,219
21,400	Canon, Inc. (b)	467,430
77,800	Dai-ichi Life Holdings, Inc. (b)	1,237,045
38,400	Dentsu Group, Inc. (b)	1,091,617
28,500	Ebara Corp. (b)	928,679
563,900	ENEOS Holdings, Inc. (b) (d)	1,818,664
10,700	Fuji Electric Co., Ltd. (b)	392,165
10,700	Hitachi Ltd. (b)	455,350
38,300	Hitachi Transport System Ltd. (b)	2,289,535
36,960	Honda Motor Co., Ltd. (b)	802,246
76,800	Idemitsu Kosan Co., Ltd. (b)	1,669,114
122,000	Iida Group Holdings Co., Ltd. (b)	1,651,437
224,100	Inpex Corp. (b)	2,090,200
121,900	Isuzu Motors Ltd. (b)	1,347,902
62,500	ITOCHU Corp. (b)	1,508,620
60,700	Japan Post Insurance Co., Ltd. (b)	850,169
150,000	JFE Holdings, Inc. (b) (d)	1,392,813
86,600	Kajima Corp. (b)	820,839
56,000	Kansai Electric Power (The) Co., Inc. (b)	468,516
120,000	Kawasaki Kisen Kaisha Ltd. (b) (d)	1,673,201
226,200	Marubeni Corp. (b)	1,973,707
141,900	Mazda Motor Corp. (b)	942,237
157,900	Mitsubishi Chemical Group Corp. (b) (d)	723,320
70,100	Mitsubishi Corp. (b)	1,917,251
46,000	Mitsubishi Electric Corp. (b)	416,210
226,400	Mitsubishi HC Capital, Inc. (b)	973,118
48,300	Mitsubishi Heavy Industries Ltd. (b)	1,606,423
390,200	Mitsubishi Motors Corp. (b) (c)	1,400,826
97,200	Mitsui & Co., Ltd. (b) (d)	2,068,394
83,600	Mitsui Chemicals, Inc. (b)	1,629,515
15,600	Mitsui High-Tec, Inc. (b)	734,167
94,700	Mitsui OSK Lines Ltd. (b) (d)	1,694,429
16,300	MS&AD Insurance Group Holdings, Inc. (b)	431,668
12,700	NEC Corp. (b)	406,657
110,800	NGK Insulators Ltd. (b)	1,379,099
49,200	Nikon Corp. (b)	466,270
148,900	Nippon Steel Corp. (b) (d)	2,066,474
18,200	Nippon Telegraph & Telephone Corp. (b)	490,896
90,300	Nippon Yusen KK (b) (d)	1,532,740

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
117,900	Nissan Motor Co., Ltd. (b)	$379,948
319,300	Oji Holdings Corp. (b)	1,184,810
26,700	ORIX Corp. (b) (d)	374,042
31,000	Osaka Gas Co., Ltd. (b)	467,356
62,700	SBI Holdings, Inc. (b)	1,125,155
10,700	SCREEN Holdings Co., Ltd. (b)	580,571
30,700	Sega Sammy Holdings, Inc. (b)	418,120
70,100	Seiko Epson Corp. (b) (d)	957,177
44,700	Seven & i Holdings Co., Ltd. (b)	1,795,601
33,100	Shinko Electric Industries Co., Ltd. (b) (d)	709,581
29,000	Shinsei Bank Ltd. (b)	416,509
46,600	SoftBank Group Corp. (b)	1,579,326
159,800	Sojitz Corp. (b) (d)	2,341,349
35,900	Sompo Holdings, Inc. (b)	1,436,407
344,500	Sumitomo Chemical Co., Ltd. (b)	1,184,941
121,800	Sumitomo Corp. (b)	1,504,764
88,200	Sumitomo Electric Industries Ltd. (b)	895,364
41,600	Sumitomo Metal Mining Co., Ltd. (b)	1,192,112
77,600	T&D Holdings, Inc. (b)	737,591
54,300	Tokio Marine Holdings, Inc. (b)	965,081
320,600	Tokyo Electric Power Co., Holdings, Inc. (b) (c)	1,024,840
119,200	Toppan, Inc. (b)	1,775,611
202,200	Toray Industries, Inc. (b)	995,195
178,280	Tosoh Corp. (b)	1,986,996
57,900	Toyota Motor Corp. (b)	756,779
12,900	Toyota Tsusho Corp. (b)	399,575
94,000	Yamaha Motor Co., Ltd. (b)	1,761,179
		77,977,947
	Jersey – 0.9%
404,202	Glencore PLC (b)	2,124,088
345,467	Man Group PLC (b)	855,403
		2,979,491
	Luxembourg – 1.0%
81,624	ArcelorMittal S.A. (b)	1,624,180
139,091	Tenaris S.A. (b)	1,799,709
		3,423,889
	Netherlands – 2.1%
22,651	ASR Nederland N.V. (b)	870,770
51,748	Koninklijke Philips N.V. (b)	796,738
20,862	NN Group N.V. (b)	811,406
74,550	OCI N.V. (b)	2,729,393
39,385	Prosus N.V. (b)	2,049,068
		7,257,375
	New Zealand – 0.4%
278,231	Infratil Ltd. (b)	1,346,187
Shares	Description	Value

	Norway – 2.2%
90,661	Aker BP ASA (b)	$2,602,382
70,668	Equinor ASA (b)	2,330,541
41,285	Kongsberg Gruppen ASA (b)	1,252,898
57,365	Leroy Seafood Group ASA (b)	226,261
166,886	Norsk Hydro ASA (b)	895,498
52,699	Storebrand ASA (b)	364,840
		7,672,420
	Portugal – 0.7%
124,616	Galp Energia SGPS S.A. (b)	1,198,979
66,032	Jeronimo Martins SGPS S.A. (b)	1,229,742
		2,428,721
	Singapore – 2.2%
115,200	Jardine Cycle & Carriage Ltd. (b)	2,694,381
449,000	Keppel Corp., Ltd. (b)	2,160,539
305,800	Wilmar International Ltd. (b)	813,547
2,803,700	Yangzijiang Shipbuilding Holdings Ltd. (b)	2,001,599
		7,670,066
	South Korea – 9.8%
1,744	CJ CheilJedang Corp. (b)	497,558
18,835	Coway Co., Ltd. (b)	704,362
27,686	DB Insurance Co., Ltd. (b)	1,060,679
13,274	Hana Financial Group, Inc. (b)	325,943
17,943	Hanwha Solutions Corp. (b) (c)	584,475
88,520	HMM Co., Ltd. (b) (d)	1,130,232
10,055	Hyundai Glovis Co., Ltd. (b)	1,131,673
9,000	Hyundai Mobis Co., Ltd. (b)	1,188,032
7,147	Hyundai Motor Co. (b)	872,210
62,101	Hyundai Steel Co. (b)	1,206,295
59,453	Industrial Bank of Korea (b)	393,167
10,522	KB Financial Group, Inc. (b)	317,749
34,871	Kia Corp. (b)	1,735,600
4,410	Korea Zinc Co., Ltd. (b)	1,823,384
72,277	KT Corp. (b)	1,816,864
7,993	KT&G Corp. (b)	482,617
5,714	L&F Co., Ltd. (b) (c) (d)	694,843
1,211	LG Chem Ltd. (b)	447,144
42,217	LG Corp. (b)	2,165,508
93,714	LG Display Co., Ltd. (b)	776,644
8,333	LG Innotek Co., Ltd. (b)	1,570,648
138,231	LG Uplus Corp. (b)	1,033,661
15,395	Lotte Chemical Corp. (b) (d)	1,534,355
31,738	Meritz Financial Group, Inc. (b) (d)	457,846
67,975	Meritz Fire & Marine Insurance Co., Ltd. (b)	1,391,496
75,361	Mirae Asset Securities Co., Ltd. (b)	311,970
11,008	POSCO Holdings, Inc. (b)	1,605,712
18,537	Samsung Electronics Co., Ltd. (b)	680,665

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
73,865	Samsung Engineering Co., Ltd. (b) (c)	$1,162,770
34,684	SD Biosensor, Inc. (b) (d)	639,387
21,868	SK Hynix, Inc. (b)	1,250,854
34,014	SK Telecom Co., Ltd. (b)	1,200,818
2,667	SK, Inc. (b)	354,103
13,341	S-Oil Corp. (b) (d)	754,656
168,097	Woori Financial Group, Inc. (b)	1,247,479
		34,551,399
	Spain – 1.8%
8,270	Acciona S.A. (b)	1,453,502
1,924,521	Banco de Sabadell S.A. (b)	1,283,392
35,223	Naturgy Energy Group S.A. (b)	814,835
160,452	Repsol S.A. (b)	1,843,634
326,974	Telefonica S.A. (b)	1,080,949
		6,476,312
	Sweden – 4.0%
48,593	Axfood AB (b)	1,113,334
43,272	Boliden AB (b)	1,336,928
63,777	Castellum AB (b) (d)	714,600
35,555	Fabege AB (b)	241,511
95,781	Fastighets AB Balder, Class B (b) (c)	382,327
18,805	Holmen AB, Class B (b)	713,588
93,970	Industrivarden AB, Class C (b)	1,874,158
120,294	Investor AB, Class B (b)	1,755,237
100,197	Kinnevik AB, Class B (b) (c)	1,313,173
37,264	Orron Energy AB (b) (d)	66,491
58,042	Saab AB, Class B (b)	1,808,406
586,948	Samhallsbyggnadsbolaget i Norden AB (b) (d)	638,933
32,217	SKF AB, Class B (b)	431,599
393,002	SSAB AB, Class B (b)	1,674,770
		14,065,055
	Switzerland – 1.5%
5,932	Baloise Holding AG (b)	757,960
60,877	Clariant AG (b)	972,433
12,172	Helvetia Holding AG (b)	1,140,584
10,813	Holcim AG (b)	443,123
825	Swiss Life Holding AG (b)	364,495
26,991	UBS Group AG (b)	391,584
3,216	Zurich Insurance Group AG (b)	1,282,061
		5,352,240
	United Kingdom – 6.1%
145,554	3i Group PLC (b)	1,747,731
940,438	abrdn PLC (b)	1,438,600
50,878	Anglo American PLC (b)	1,527,654
24,159	Antofagasta PLC (b)	296,039
3,991	AstraZeneca PLC (b)	438,729
112,685	BAE Systems PLC (b)	990,098
232,122	Barratt Developments PLC (b)	877,286
Shares	Description	Value

	United Kingdom (Continued)
10,807	Berkeley Group Holdings PLC (b)	$394,838
2,523,721	Centrica PLC (b) (c)	1,980,373
27,479	Computacenter PLC (b)	590,268
257,125	Drax Group PLC (b)	1,710,723
98,706	IG Group Holdings PLC (b)	836,511
25,099	Imperial Brands PLC (b)	516,107
614,287	International Distributions Services PLC (b)	1,250,388
85,615	Investec PLC	347,100
633,046	Kingfisher PLC (b)	1,540,972
365,461	M&G PLC (b)	673,223
18,789	Persimmon PLC (b)	256,963
19,940	Rio Tinto PLC (b)	1,078,871
95,850	Shell PLC (b)	2,377,840
618,516	Taylor Wimpey PLC (b)	602,273
		21,472,587
	Total Common Stocks	335,714,745
	(Cost $430,197,002)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.4%
	Australia – 1.3%
194,163	Dexus (b)	965,875
547,247	GPT (The) Group (b)	1,346,869
569,230	Mirvac Group (b)	709,091
663,879	Stockland (b)	1,389,379
		4,411,214
	Belgium – 0.2%
24,466	Warehouses De Pauw CVA (b)	600,900
	Canada – 1.2%
49,562	Canadian Apartment Properties REIT	1,510,522
34,483	Granite Real Estate Investment Trust	1,664,301
60,743	SmartCentres Real Estate Investment Trust (d)	1,141,116
		4,315,939
	United Kingdom – 0.7%
150,203	Segro PLC (b)	1,253,274
835,816	Tritax Big Box REIT PLC (b)	1,261,310
		2,514,584
	Total Real Estate Investment Trusts	11,842,637
	(Cost $17,600,802)

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 6.6%
23,176,850	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (i) (j)	$23,176,850
	(Cost $23,176,850)
	Total Investments – 105.6%	370,734,232
	(Cost $470,974,654)
	Net Other Assets and Liabilities – (5.6)%	(19,796,927)
	Net Assets – 100.0%	$350,937,305

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $288,495,975 or 82.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $19,749,816 and the total value of the collateral held by the Fund is $23,176,850.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Rate shown reflects yield as of September 30, 2022.
(j)	This security serves as collateral for securities on loan.
Sector Allocation	% of Total Long-Term Investments
Materials	22.7%
Industrials	17.6
Energy	15.0
Financials	13.6
Consumer Discretionary	9.5
Real Estate	6.2
Consumer Staples	4.4
Utilities	4.3
Communication Services	3.1
Information Technology	2.7
Health Care	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	21.0%
Euro	19.2
Canadian Dollar	15.8
South Korean Won	9.3
British Pound Sterling	7.3
United States Dollar	6.3
Australian Dollar	6.2
Swedish Krona	3.8
Hong Kong Dollar	3.0
Norwegian Krone	2.1
Singapore Dollar	2.1
Israeli Shekel	1.7
Swiss Franc	1.4
Danish Krone	0.4
New Zealand Dollar	0.4
Total	100.0%

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 54,398,368	$ 54,398,368	$ —	$ —
Cayman Islands	4,498,431	—	4,265,606	232,825
United Kingdom	21,472,587	347,100	21,125,487	—
Other Country Categories*	255,345,359	—	255,345,359	—
Real Estate Investment Trusts:
Canada	4,315,939	4,315,939	—	—
Other Country Categories*	7,526,698	—	7,526,698	—
Money Market Funds	23,176,850	23,176,850	—	—
Total Investments	$ 370,734,232	$ 82,238,257	$ 288,263,150	$ 232,825

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.3%
	Bermuda – 2.3%
2,003,673	China Gas Holdings Ltd. (b)	$2,396,505
4,982	Credicorp Ltd.	611,790
4,909,310	Kunlun Energy Co., Ltd. (b)	3,533,355
		6,541,650
	Brazil – 11.3%
361,371	Atacadao S.A.	1,294,929
469,054	Banco do Brasil S.A.	3,349,423
85,287	Cia de Saneamento Basico do Estado de Sao Paulo	784,197
307,794	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	1,310,636
1,043,344	Cia Energetica de Minas Gerais (Preference Shares)	2,081,137
2,691,166	Cia Paranaense de Energia, Class B (Preference Shares)	3,282,670
625,285	Cia Siderurgica Nacional S.A.	1,474,436
166,730	Energisa S.A.	1,294,747
299,084	Equatorial Energia S.A.	1,491,442
660,344	Gerdau S.A. (Preference Shares)	2,991,798
210,232	Hypera S.A.	1,724,539
757,031	Itausa S.A. (Preference Shares)	1,365,487
327,884	JBS S.A.	1,526,865
608,228	Petroleo Brasileiro S.A. (Preference Shares)	3,360,033
151,575	Telefonica Brasil S.A.	1,137,722
590,144	TIM S.A.	1,321,557
127,690	Vale S.A.	1,705,264
348,079	Vibra Energia S.A.	1,113,084
		32,609,966
	Cayman Islands – 6.2%
1,463,932	China Conch Venture Holdings Ltd. (b)	2,327,859
2,564,545	China Hongqiao Group Ltd. (b)	2,099,371
4,108,009	China Resources Cement Holdings Ltd. (b)	1,897,427
184,304	China Resources Land Ltd. (b)	721,898
2,559,477	China State Construction International Holdings Ltd. (b)	2,579,137
1,512,560	CIFI Holdings Group Co., Ltd. (b) (c)	152,836
1,112,533	Country Garden Holdings Co., Ltd. (b) (c)	256,996
1,872,997	Greentown China Holdings Ltd. (b)	3,515,331
329,339	Haitian International Holdings Ltd. (b)	623,238
880,004	Kingboard Holdings Ltd. (b)	2,477,298
1,039,862	Kingboard Laminates Holdings Ltd. (b)	931,684
Shares	Description	Value

	Cayman Islands (Continued)
1,757,614	Sunac China Holdings Ltd. (b) (d) (e) (f)	$512,754
		18,095,829
	Chile – 3.3%
45,275,153	Cia Sud Americana de Vapores S.A. (b)	3,119,398
414,668	Empresas Copec S.A.	2,656,418
39,632	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (b)	3,688,455
		9,464,271
	China – 15.3%
9,287,904	Angang Steel Co., Ltd., Class H (b)	2,291,116
831,778	Anhui Conch Cement Co., Ltd., Class H (b)	2,629,063
2,128,541	Bank of China Ltd., Class H (b)	695,172
5,280,393	BBMG Corp., Class H (b)	637,512
5,004,794	China Cinda Asset Management Co., Ltd., Class H (b)	552,571
5,692,767	China Coal Energy Co., Ltd., Class H (b)	5,128,552
1,138,643	China Construction Bank Corp., Class H (b)	657,227
2,065,825	China National Building Material Co., Ltd., Class H (b)	1,572,970
5,118,410	China Petroleum & Chemical Corp., Class H (b)	2,185,700
3,054,674	China Railway Group Ltd., Class H (b)	1,500,175
1,335,749	China Shenhua Energy Co., Ltd., Class H (b)	3,974,732
15,241,505	China Tower Corp., Ltd., Class H (b) (g) (h)	1,628,430
981,887	COSCO SHIPPING Holdings Co., Ltd., Class H (b)	1,142,099
5,692,410	Dongfeng Motor Group Co., Ltd., Class H (b)	3,042,936
1,026,193	Guangzhou Automobile Group Co., Ltd., Class H (b)	729,152
1,643,700	Inner Mongolia ERDOS Resources Co., Ltd., Class B (b) (d)	3,107,104
818,761	Jiangsu Expressway Co., Ltd., Class H (b)	614,705
8,515,551	Maanshan Iron & Steel Co., Ltd., Class H (b) (c)	1,760,700
1,671,733	PICC Property & Casualty Co., Ltd., Class H (b)	1,728,712
750,177	Sinopharm Group Co., Ltd., Class H (b)	1,497,193
1,176,769	Yankuang Energy Group Co., Ltd., Class H (b)	4,248,952

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
2,224,340	Zijin Mining Group Co., Ltd., Class H (b)	$2,152,977
2,687,782	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (b)	929,911
		44,407,661
	Colombia – 0.2%
79,739	Bancolombia S.A. (Preference Shares)	484,660
	Czech Republic – 0.5%
40,600	CEZ A.S.	1,391,261
	Hong Kong – 5.1%
1,079,630	Beijing Enterprises Holdings Ltd. (b)	3,025,731
1,697,576	BYD Electronic International Co., Ltd. (b)	4,056,603
1,416,555	China Merchants Port Holdings Co., Ltd. (b)	1,779,209
1,144,002	China Overseas Land & Investment Ltd. (b)	2,976,149
1,572,519	Fosun International Ltd. (b)	971,821
2,235,094	Sinotruk Hong Kong Ltd. (b) (c)	1,857,205
		14,666,718
	Hungary – 1.0%
516,238	MOL Hungarian Oil & Gas PLC (b)	2,867,040
	India – 12.8%
128,820	Adani Enterprises Ltd. (b)	5,436,799
350,542	Adani Power Ltd. (b) (f)	1,593,550
1,744,229	Bank of Baroda (b)	2,811,408
541,689	Bharat Petroleum Corp., Ltd. (b)	2,016,872
1,875,901	GAIL India Ltd. (b)	1,993,655
569,669	Hindalco Industries Ltd. (b)	2,700,324
544,112	Indian Hotels Co., Ltd. (b)	2,200,225
28,778	Info Edge India Ltd. (b)	1,352,551
354,250	JSW Steel Ltd. (b)	2,731,514
1,975,200	Steel Authority of India Ltd. (b)	1,844,628
22,020	Tata Elxsi Ltd. (b)	2,292,063
299,183	Tata Motors Ltd. (b) (f)	1,472,015
1,087,539	Tata Power (The) Co., Ltd. (b)	2,868,635
2,481,846	Tata Steel Ltd. (b)	2,996,277
804,330	Vedanta Ltd. (b)	2,639,498
		36,950,014
	Indonesia – 4.8%
22,858,185	Adaro Energy Indonesia Tbk PT (b)	5,894,711
5,611,119	Astra International Tbk PT (b)	2,428,208
778,336	Gudang Garam Tbk PT (b)	1,171,438
962,638	United Tractors Tbk PT (b)	2,066,923
Shares	Description	Value

	Indonesia (Continued)
5,506,435	Vale Indonesia Tbk PT (b) (f)	$2,295,383
		13,856,663
	Malaysia – 1.5%
428,600	Kuala Lumpur Kepong Bhd (b)	1,909,192
2,173,300	Sime Darby Plantation Bhd (b)	1,910,953
400,100	Tenaga Nasional Bhd (b)	693,652
		4,513,797
	Mexico – 2.6%
3,194,783	Cemex S.A.B. de C.V., Series CPO (f)	1,104,084
673,216	El Puerto de Liverpool S.A.B. de C.V.	2,942,635
103,266	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	647,710
458,974	Grupo Carso S.A.B. de C.V., Series A1	1,690,315
409,794	Grupo Financiero Inbursa S.A.B. de C.V., Class O (f)	650,518
143,497	Grupo Mexico S.A.B. de C.V., Series B	484,653
		7,519,915
	Philippines – 0.5%
355,800	Manila Electric Co. (b)	1,593,342
	Poland – 2.8%
642,718	Cyfrowy Polsat S.A. (b)	2,066,895
82,554	KGHM Polska Miedz S.A. (b)	1,441,689
1,565,075	PGE Polska Grupa Energetyczna S.A. (b) (f)	1,968,869
234,700	Polski Koncern Naftowy ORLEN S.A. (b)	2,519,481
		7,996,934
	Russia – 0.1%
76,383,797	Inter RAO UES PJSC (b) (d) (e)	90,544
11,679	Magnit PJSC (b) (d) (e)	15,056
4,142,443	Magnitogorsk Iron & Steel Works PJSC (b) (d) (e)	83,292
262,800,255	RusHydro PJSC (b) (d) (e)	76,483
403,137	Tatneft PJSC (b) (d) (e)	62,852
		328,227
	Singapore – 0.3%
108,288	BOC Aviation Ltd. (b) (g) (h)	765,539
	South Africa – 12.2%
131,406	Absa Group Ltd. (b)	1,276,475
174,909	African Rainbow Minerals Ltd.	2,362,914
167,803	Bidvest Group (The) Ltd. (b)	1,817,629
274,744	Discovery Ltd. (b) (f)	1,586,118
169,447	Exxaro Resources Ltd. (b)	1,881,884
323,029	FirstRand Ltd. (b)	1,078,354
166,811	Impala Platinum Holdings Ltd. (b)	1,550,945

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa (Continued)
65,855	MTN Group Ltd. (b)	$434,511
30,076	Naspers Ltd., Class N (b)	3,730,133
107,371	Nedbank Group Ltd. (b)	1,181,333
2,726,040	Old Mutual Ltd. (b)	1,464,928
539,333	Pepkor Holdings Ltd. (g) (h)	618,892
1,944,190	Rand Merchant Investment Holdings Ltd.	3,145,076
250,551	Remgro Ltd. (b)	1,838,064
866,518	Sanlam Ltd. (b)	2,450,981
176,233	Sasol Ltd. (b) (f)	2,756,583
158,614	Shoprite Holdings Ltd. (b)	1,893,649
627,719	Sibanye Stillwater Ltd. (b)	1,440,944
343,486	Standard Bank Group Ltd. (b)	2,713,450
		35,222,863
	Taiwan – 9.2%
711,129	ASE Technology Holding Co., Ltd. (b)	1,767,936
197,060	Asustek Computer, Inc. (b)	1,445,022
6,179,840	AUO Corp. (b)	2,861,307
1,277,811	China Development Financial Holding Corp. (b)	480,520
1,889,651	China Steel Corp. (b)	1,584,148
915,446	Compal Electronics, Inc. (b)	624,229
834,489	CTBC Financial Holding Co., Ltd. (b)	519,138
792,357	E.Sun Financial Holding Co., Ltd. (b)	641,122
760,743	Eva Airways Corp. (b)	672,544
314,097	Evergreen Marine Corp. Taiwan Ltd. (b)	1,432,102
230,366	Formosa Plastics Corp. (b)	627,050
7,301,775	Innolux Corp. (b)	2,403,337
1,418,148	Nanya Technology Corp. (b)	2,173,262
1,237,527	Ruentex Development Co., Ltd. (b)	1,989,241
1,629,081	Synnex Technology International Corp. (b)	2,698,658
197,060	Unimicron Technology Corp. (b)	721,379
454,333	United Microelectronics Corp. (b)	508,443
534,020	Wan Hai Lines Ltd. (b)	1,113,986
1,572,690	Winbond Electronics Corp. (b)	971,106
788,240	Yang Ming Marine Transport Corp. (b)	1,514,375
		26,748,905
	Thailand – 2.6%
385,800	Jasmine Technology Solution PCL (f)	659,706
593,200	PTT Exploration & Production PCL	2,524,088
2,805,100	PTT Global Chemical PCL	3,086,205
739,500	PTT PCL (b)	663,591
Shares	Description	Value

	Thailand (Continued)
74,300	Siam Cement (The) PCL	$642,147
		7,575,737
	Turkey – 4.7%
3,347,505	Enka Insaat ve Sanayi A.S. (b)	3,058,372
1,935,856	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	3,018,575
210,241	Ford Otomotiv Sanayi A.S. (b)	3,703,626
1,583,439	KOC Holding A.S. (b)	3,854,200
		13,634,773
	Total Common Stocks	287,235,765
	(Cost $380,030,670)
MONEY MARKET FUNDS – 0.8%
2,141,511	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (i) (j)	2,141,511
	(Cost $2,141,511)
	Total Investments – 100.1%	289,377,276
	(Cost $382,172,181)
	Net Other Assets and Liabilities – (0.1)%	(172,692)
	Net Assets – 100.0%	$289,204,584

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $228,922,727 or 79.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,013,347 and the total value of the collateral held by the Fund is $2,141,511.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Non-income producing security.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Rate shown reflects yield as of September 30, 2022.
(j)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Materials	22.1%
Energy	14.6
Industrials	13.5
Utilities	11.0
Financials	10.9
Information Technology	9.3
Consumer Discretionary	7.6
Consumer Staples	3.6
Real Estate	3.5
Communication Services	2.8
Health Care	1.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	27.9%
Indian Rupee	12.8
South African Rand	12.2
Brazilian Real	11.3
New Taiwan Dollar	9.2
Indonesian Rupiah	4.8
Turkish Lira	4.7
Chilean Peso	3.3
Polish Zloty	2.8
Thai Baht	2.6
Mexican Peso	2.6
United States Dollar	2.0
Malaysian Ringgit	1.5
Hungarian Forint	1.0
Philippine Peso	0.5
Czech Republic Koruna	0.5
Colombian Peso	0.2
Russian Ruble	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 6,541,650	$ 611,790	$ 5,929,860	$ —
Brazil	32,609,966	32,609,966	—	—
Cayman Islands	18,095,829	—	17,583,075	512,754
Chile	9,464,271	2,656,418	6,807,853	—
Colombia	484,660	484,660	—	—
Czech Republic	1,391,261	1,391,261	—	—
Mexico	7,519,915	7,519,915	—	—
Russia	328,227	—	—	328,227
South Africa	35,222,863	6,126,882	29,095,981	—
Other Country Categories*	175,577,123	—	175,577,123	—
Money Market Funds	2,141,511	2,141,511	—	—
Total Investments	$ 289,377,276	$ 53,542,403	$ 234,993,892	$ 840,981

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 1.3%
1,095	Rheinmetall AG (a)	$168,594
	Air Freight & Logistics – 1.6%
6,753	Deutsche Post AG (a)	203,533
	Airlines – 1.9%
43,375	Deutsche Lufthansa AG (a) (b)	249,327
	Auto Components – 6.9%
1,815	Continental AG (a)	80,537
7,501	Hella GmbH & Co., KGaA (a)	498,661
67,038	Schaeffler AG (Preference Shares) (a) (c)	300,678
		879,876
	Automobiles – 15.7%
8,213	Bayerische Motoren Werke AG (a)	556,657
8,741	Mercedes-Benz Group AG (a)	442,006
9,559	Porsche Automobil Holding SE (Preference Shares) (a)	538,584
3,788	Volkswagen AG (Preference Shares) (a)	462,863
		2,000,110
	Banks – 4.0%
72,192	Commerzbank AG (a) (b)	513,935
	Capital Markets – 1.9%
1,512	Deutsche Boerse AG (a)	247,857
	Chemicals – 15.8%
8,718	BASF SE (a)	334,583
18,294	Covestro AG (a) (d) (e)	523,056
11,853	Evonik Industries AG (a)	198,510
4,536	FUCHS PETROLUB SE (Preference Shares) (a)	114,864
26,017	K+S AG (a)	492,684
3,508	Wacker Chemie AG (a)	360,643
		2,024,340
	Construction Materials – 3.3%
10,530	HeidelbergCement AG (a)	415,979
	Diversified Telecommunication Services – 4.6%
19,107	Deutsche Telekom AG (a)	325,233
132,119	Telefonica Deutschland Holding AG (a)	267,121
		592,354
	Food Products – 3.7%
39,229	Suedzucker AG (a)	474,190
	Health Care Providers & Services – 0.7%
4,175	Fresenius SE & Co., KGaA (a)	88,991
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 4.9%
17,199	RWE AG (a)	$632,167
	Insurance – 10.5%
663	Allianz SE (a)	104,445
1,742	Hannover Rueck SE (a)	261,135
1,615	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	388,764
16,612	Talanx AG (a)	588,242
		1,342,586
	Machinery – 1.8%
4,844	Daimler Truck Holding AG (a) (b)	109,511
6,096	KION Group AG (a)	116,745
		226,256
	Metals & Mining – 3.0%
89,219	thyssenkrupp AG (a) (b)	378,020
	Multi-Utilities – 1.8%
30,137	E.ON SE (a)	231,536
	Personal Products – 1.0%
1,238	Beiersdorf AG (a)	121,649
	Pharmaceuticals – 2.3%
6,382	Bayer AG (a)	294,048
	Real Estate Management & Development – 4.9%
6,101	LEG Immobilien SE (a)	364,167
12,313	Vonovia SE (a)	265,736
		629,903
	Road & Rail – 0.8%
1,233	Sixt SE (a)	98,074
	Textiles, Apparel & Luxury Goods – 4.4%
11,981	HUGO BOSS AG (a)	557,846
	Trading Companies & Distributors – 0.9%
1,943	Brenntag SE (a)	117,458
	Wireless Telecommunication Services – 2.1%
20,111	1&1 AG (a)	266,424
	Total Common Stocks	12,755,053
	(Cost $19,664,291)

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 1.7%
211,781	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (f) (g)	$211,781
	(Cost $211,781)
	Total Investments – 101.5%	12,966,834
	(Cost $19,876,072)
	Net Other Assets and Liabilities – (1.5)%	(192,575)
	Net Assets – 100.0%	$12,774,259

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $12,755,053 or 99.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $205,601 and the total value of the collateral held by the Fund is $211,781.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Rate shown reflects yield as of September 30, 2022.
(g)	This security serves as collateral for securities on loan.

Country Allocation†	% of Net Assets
Germany	99.8%
United States	1.7
Total Investments	101.5
Net Other Assets and Liabilities	(1.5)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Euro	98.4%
United States Dollar	1.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,755,053	$ —	$ 12,755,053	$ —
Money Market Funds	211,781	211,781	—	—
Total Investments	$ 12,966,834	$ 211,781	$ 12,755,053	$—

*	See Portfolio of Investments for industry breakout.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.1%
	Aerospace & Defense – 1.8%
56,907	BAE Systems PLC (a)	$500,009
	Banks – 7.3%
231,409	Barclays PLC (a)	368,203
66,156	HSBC Holdings PLC (a)	342,546
837,468	Lloyds Banking Group PLC (a)	378,526
161,537	NatWest Group PLC (a)	402,344
76,373	Standard Chartered PLC (a)	477,679
		1,969,298
	Beverages – 0.5%
6,483	Coca-Cola HBC AG (a)	135,462
	Capital Markets – 12.2%
53,276	3i Group PLC (a)	639,708
369,444	abrdn PLC (a)	565,143
68,421	IG Group Holdings PLC (a)	579,852
9,024	Intermediate Capital Group PLC (a)	97,347
106,215	Investec PLC	430,616
4,643	London Stock Exchange Group PLC (a)	392,096
236,411	Man Group PLC (a)	585,372
		3,290,134
	Chemicals – 0.5%
6,134	Johnson Matthey PLC (a)	123,841
	Containers & Packaging – 1.8%
127,780	DS Smith PLC (a)	361,368
4,285	Smurfit Kappa Group PLC (a)	121,625
		482,993
	Diversified Financial Services – 0.8%
121,388	M&G PLC (a)	223,611
	Diversified Telecommunication Services – 0.6%
126,796	BT Group PLC (a)	170,452
	Electric Utilities – 1.4%
21,926	SSE PLC (a)	370,243
	Electronic Equipment, Instruments & Components – 1.5%
13,069	Spectris PLC (a)	394,917
	Food & Staples Retailing – 4.2%
231,590	J Sainsbury PLC (a)	448,493
348,667	Marks & Spencer Group PLC (a) (b)	380,330
138,683	Tesco PLC (a)	318,288
		1,147,111
Shares	Description	Value

	Food Products – 1.2%
14,970	Associated British Foods PLC (a)	$209,170
15,762	Tate & Lyle PLC (a)	118,843
		328,013
	Health Care Equipment & Supplies – 0.9%
105,269	ConvaTec Group PLC (a) (c) (d)	239,231
	Health Care Providers & Services – 2.6%
128,999	Mediclinic International PLC (a)	707,249
	Hotels, Restaurants & Leisure – 2.1%
28,121	Compass Group PLC (a)	559,957
	Household Durables – 6.6%
129,111	Barratt Developments PLC (a)	487,965
22,015	Bellway PLC (a)	414,691
6,343	Berkeley Group Holdings PLC (a)	231,744
19,019	Persimmon PLC (a)	260,109
405,010	Taylor Wimpey PLC (a)	394,374
		1,788,883
	Industrial Conglomerates – 1.5%
4,634	DCC PLC (a)	240,656
157,796	Melrose Industries PLC (a)	176,442
		417,098
	Insurance – 5.8%
29,433	Aviva PLC (a)	126,233
118,348	Beazley PLC (a)	737,736
46,926	Direct Line Insurance Group PLC (a)	96,816
25,067	Hiscox Ltd. (a)	245,939
60,016	Phoenix Group Holdings PLC (a)	349,524
		1,556,248
	IT Services – 0.4%
5,022	Computacenter PLC (a)	107,876
	Media – 1.8%
542,956	ITV PLC (a)	342,637
15,752	Pearson PLC (a)	150,425
		493,062
	Metals & Mining – 10.6%
16,086	Anglo American PLC (a)	482,995
30,679	Antofagasta PLC (a)	375,934
27,759	Endeavour Mining PLC (a)	503,559
153,120	Evraz PLC (a) (e)	138,295
15,403	Fresnillo PLC (a)	131,401
135,384	Glencore PLC (a)	711,445

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
9,609	Rio Tinto PLC (a)	$519,903
		2,863,532
	Multiline Retail – 0.8%
64,419	B&M European Value Retail S.A. (a)	219,104
	Multi-Utilities – 3.0%
738,194	Centrica PLC (a) (b)	579,264
22,455	National Grid PLC (a)	231,154
		810,418
	Oil, Gas & Consumable Fuels – 5.2%
152,087	BP PLC (a)	726,731
27,674	Shell PLC (a)	686,535
		1,413,266
	Paper & Forest Products – 0.9%
16,235	Mondi PLC (a)	249,409
	Personal Products – 0.5%
3,174	Unilever PLC (a)	139,465
	Pharmaceuticals – 4.0%
4,374	AstraZeneca PLC (a)	480,831
26,265	GSK PLC (a)	379,338
14,603	Hikma Pharmaceuticals PLC (a)	220,111
		1,080,280
	Specialty Retail – 3.7%
53,243	Frasers Group PLC (a) (b)	399,063
241,733	Kingfisher PLC (a)	588,430
		987,493
	Textiles, Apparel & Luxury Goods – 0.5%
7,198	Burberry Group PLC (a)	143,784
	Tobacco – 2.8%
6,712	British American Tobacco PLC (a)	240,676
25,731	Imperial Brands PLC (a)	529,103
		769,779
	Trading Companies & Distributors – 2.4%
3,435	Ashtead Group PLC (a)	154,265
8,688	Bunzl PLC (a)	265,445
39,201	Howden Joinery Group PLC (a)	218,998
		638,708
Shares	Description	Value

	Wireless Telecommunication Services – 1.2%
279,751	Vodafone Group PLC (a)	$313,097
	Total Common Stocks	24,634,023
	(Cost $36,101,674)
REAL ESTATE INVESTMENT TRUSTS – 8.2%
	Equity Real Estate Investment Trusts – 8.2%
132,086	British Land (The) Co., PLC (a)	511,616
4,522	Derwent London PLC (a)	102,017
88,939	Land Securities Group PLC (a)	513,913
60,458	Segro PLC (a)	504,453
325,375	Tritax Big Box REIT PLC (a)	491,016
11,101	UNITE Group (The) PLC (a)	105,396
	Total Real Estate Investment Trusts	2,228,411
	(Cost $3,768,651)
	Total Investments – 99.3%	26,862,434
	(Cost $39,870,325)
	Net Other Assets and Liabilities – 0.7%	182,850
	Net Assets – 100.0%	$27,045,284

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $26,431,818 or 97.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Country Allocation†	% of Net Assets
United Kingdom	91.0%
Jersey	4.8
Ireland	1.3
Bermuda	0.9
Luxembourg	0.8
Switzerland	0.5
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
British Pound Sterling	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Capital Markets	$ 3,290,134	$ 430,616	$ 2,859,518	$ —
Other Industry Categories*	21,343,889	—	21,343,889	—
Real Estate Investment Trusts*	2,228,411	—	2,228,411	—
Total Investments	$ 26,862,434	$ 430,616	$ 26,431,818	$—

*	See Portfolio of Investments for industry breakout.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 101.5%
	Automobiles – 12.2%
21,245	Bajaj Auto Ltd. (a)	$916,664
21,075	Eicher Motors Ltd. (a)	944,148
28,521	Hero MotoCorp Ltd. (a)	887,711
60,891	Mahindra & Mahindra Ltd. (a)	942,096
8,576	Maruti Suzuki India Ltd. (a)	925,751
188,681	Tata Motors Ltd. (a) (b)	928,332
		5,544,702
	Banks – 12.2%
102,028	Axis Bank Ltd. (a)	912,277
53,220	HDFC Bank Ltd. (a)	922,063
88,260	ICICI Bank Ltd. (a)	926,665
64,583	IndusInd Bank Ltd. (a)	933,333
41,819	Kotak Mahindra Bank Ltd. (a)	928,151
140,254	State Bank of India (a)	908,293
75,422	YES Bank Ltd. Lock-In (b) (c) (d)	14,509
		5,545,291
	Chemicals – 4.0%
21,680	Asian Paints Ltd. (a)	886,314
111,031	UPL Ltd. (a)	910,786
		1,797,100
	Construction & Engineering – 2.0%
40,868	Larsen & Toubro Ltd. (a)	922,607
	Construction Materials – 4.1%
44,723	Grasim Industries Ltd. (a)	915,746
12,151	UltraTech Cement Ltd. (a)	929,466
		1,845,212
	Consumer Finance – 2.0%
10,389	Bajaj Finance Ltd. (a)	928,237
	Diversified Financial Services – 4.0%
44,801	Bajaj Finserv Ltd. (a)	916,026
32,870	Housing Development Finance Corp., Ltd. (a)	917,058
		1,833,084
	Electric Utilities – 2.1%
367,323	Power Grid Corp. of India Ltd. (a)	953,758
	Food Products – 6.1%
19,677	Britannia Industries Ltd. (a)	925,915
4,030	Nestle India Ltd. (a)	945,223
94,311	Tata Consumer Products Ltd. (a)	927,182
		2,798,320
Shares	Description	Value

	Health Care Providers & Services – 2.1%
17,734	Apollo Hospitals Enterprise Ltd. (a)	$948,830
	Independent Power & Renewable Electricity Producers – 2.0%
473,245	NTPC Ltd. (a)	924,277
	Insurance – 4.1%
144,467	HDFC Life Insurance Co., Ltd. (a) (e) (f)	937,014
60,570	SBI Life Insurance Co., Ltd. (a) (e) (f)	925,675
		1,862,689
	IT Services – 10.1%
81,900	HCL Technologies Ltd. (a)	930,145
53,996	Infosys Ltd. (a)	925,615
24,937	Tata Consultancy Services Ltd. (a)	913,914
73,590	Tech Mahindra Ltd. (a)	903,286
188,871	Wipro Ltd. (a)	906,282
		4,579,242
	Life Sciences Tools & Services – 2.0%
20,447	Divi’s Laboratories Ltd. (a)	925,731
	Metals & Mining – 6.1%
201,408	Hindalco Industries Ltd. (a)	954,707
118,126	JSW Steel Ltd. (a)	910,833
770,570	Tata Steel Ltd. (a)	930,292
		2,795,832
	Oil, Gas & Consumable Fuels – 8.0%
242,221	Bharat Petroleum Corp., Ltd. (a)	901,862
351,781	Coal India Ltd. (a)	911,608
604,629	Oil & Natural Gas Corp., Ltd. (a)	936,605
31,401	Reliance Industries Ltd. (a)	911,322
		3,661,397
	Personal Products – 2.0%
28,084	Hindustan Unilever Ltd. (a)	926,191
	Pharmaceuticals – 6.3%
68,486	Cipla Ltd. (a)	933,707
17,995	Dr. Reddy’s Laboratories Ltd. (a)	952,531
83,872	Sun Pharmaceutical Industries Ltd. (a)	974,076
		2,860,314
	Textiles, Apparel & Luxury Goods – 2.0%
28,937	Titan Co., Ltd. (a)	920,121

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco – 2.0%
224,716	ITC Ltd. (a)	$913,299
	Trading Companies & Distributors – 2.0%
21,142	Adani Enterprises Ltd. (a)	892,290
	Transportation Infrastructure – 2.0%
89,133	Adani Ports & Special Economic Zone Ltd. (a)	893,007
	Wireless Telecommunication Services – 2.1%
98,930	Bharti Airtel Ltd. (a)	968,226
	Total Investments – 101.5%	46,239,757
	(Cost $42,591,077)
	Net Other Assets and Liabilities – (1.5)%	(668,411)
	Net Assets – 100.0%	$45,571,346

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $46,225,248 or 101.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	This security has a lock-in period of 3 years from commencement of the YES Bank Ltd. Reconstruction Scheme 2020 (the “Scheme”), which was effective March 13, 2020. Shares to the extent of 75% held by existing shareholders as on the date of commencement of the Scheme are locked in for a period of three years. The lock-in period does not apply to shareholders holding less than 100 shares. See the Restricted Securities table.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Country Allocation†	% of Net Assets
India	101.5%
Total Investments	101.5
Net Other Assets and Liabilities	(1.5)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Indian Rupee	100.0%

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 5,545,291	$ 14,509	$ 5,530,782	$ —
Other Industry Categories*	40,694,466	—	40,694,466	—
Total Investments	$ 46,239,757	$ 14,509	$ 46,225,248	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of September 30, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
YES Bank Ltd. Lock-In	03/18/20	75,422	$0.19	$36,638	$14,509	0.03%

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.3%
	Banks – 1.1%
3,235	Banque Cantonale Vaudoise (a)	$306,057
	Capital Markets – 8.1%
16,505	Julius Baer Group Ltd. (a)	720,263
282	Partners Group Holding AG (a)	226,949
62,975	UBS Group AG (a)	913,639
7,222	Vontobel Holding AG (a)	387,748
		2,248,599
	Chemicals – 3.1%
53,310	Clariant AG (a)	851,560
	Construction Materials – 4.4%
29,657	Holcim AG (a)	1,215,360
	Diversified Telecommunication Services – 3.1%
1,838	Swisscom AG (a)	860,627
	Electric Utilities – 3.1%
7,291	BKW AG (a)	868,838
	Electrical Equipment – 2.6%
28,550	ABB Ltd. (a)	737,145
	Food Products – 8.7%
455	Barry Callebaut AG (a)	857,682
50	Chocoladefabriken Lindt & Spruengli AG (a)	483,216
782	Emmi AG (a)	607,542
4,348	Nestle S.A. (a)	470,268
		2,418,708
	Health Care Equipment & Supplies – 2.9%
10,901	Alcon, Inc. (a)	633,189
797	Sonova Holding AG (a)	175,389
		808,578
	Health Care Providers & Services – 4.3%
16,528	Galenica AG (a) (b) (c)	1,196,869
	Insurance – 13.1%
7,771	Baloise Holding AG (a)	992,938
10,846	Helvetia Holding AG (a)	1,016,331
521	Swiss Life Holding AG (a)	230,184
3,275	Swiss Re AG (a)	241,544
2,918	Zurich Insurance Group AG (a)	1,163,263
		3,644,260
	Life Sciences Tools & Services – 2.5%
1,428	Lonza Group AG (a)	695,281
	Machinery – 11.8%
2,919	Bucher Industries AG (a)	910,650
3,686	Daetwyler Holding AG (a)	587,624
Shares	Description	Value

	Machinery (Continued)
10,319	Georg Fischer AG (a)	$491,619
10,043	SFS Group AG (a)	863,348
15,602	Stadler Rail AG (a)	428,503
		3,281,744
	Marine – 2.3%
3,216	Kuehne + Nagel International AG (a)	654,880
	Pharmaceuticals – 5.0%
14,984	Novartis AG (a)	1,142,335
761	Roche Holding AG (a)	247,730
		1,390,065
	Professional Services – 6.2%
29,876	Adecco Group AG (a)	824,565
12,299	DKSH Holding AG (a)	892,374
		1,716,939
	Real Estate Management & Development – 5.7%
11,407	PSP Swiss Property AG (a)	1,140,271
5,786	Swiss Prime Site AG (a)	460,898
		1,601,169
	Specialty Retail – 0.9%
7,851	Dufry AG (a) (d)	238,352
	Technology Hardware, Storage & Peripherals – 1.6%
9,717	Logitech International S.A. (a)	444,238
	Textiles, Apparel & Luxury Goods – 5.9%
4,809	Cie Financiere Richemont S.A., Class A (a)	453,948
5,349	Swatch Group (The) AG (a)	1,201,377
		1,655,325
	Transportation Infrastructure – 0.9%
1,679	Flughafen Zurich AG (a) (d)	248,166
	Total Investments – 97.3%	27,082,760
	(Cost $34,943,249)
	Net Other Assets and Liabilities – 2.7%	758,869
	Net Assets – 100.0%	$27,841,629

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $27,082,760 or 97.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.

Country Allocation†	% of Net Assets
Switzerland	97.3%
Total Investments	97.3
Net Other Assets and Liabilities	2.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Swiss Franc	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 27,082,760	$ —	$ 27,082,760	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.2%
	Australia – 7.0%
2,536	AGL Energy Ltd. (b)	$11,063
5,520	Aussie Broadband Ltd. (b) (c)	8,003
12,591	Beach Energy Ltd. (b)	12,091
30,433	BrainChip Holdings Ltd. (b) (c)	16,623
1,607	Brickworks Ltd. (b)	22,131
1,450	Challenger Ltd. (b)	5,432
5,014	Champion Iron Ltd. (b)	15,582
2,027	Deterra Royalties Ltd. (b)	5,209
1,473	Elders Ltd. (b)	11,241
46,585	Firefinch Ltd. (b) (c)	1,788
5,764	GrainCorp Ltd., Class A (b)	28,995
44,096	Grange Resources Ltd. (b)	19,761
2,604	Iluka Resources Ltd. (b)	15,076
4,312	Metcash Ltd. (b)	10,714
2,682	Monadelphous Group Ltd. (b)	22,257
15,150	New Hope Corp., Ltd. (b) (d)	61,198
4,639	Nufarm Ltd. (b)	14,866
2,712	Orora Ltd. (b)	5,228
19,978	Perseus Mining Ltd. (b)	19,435
13,596	Ramelius Resources Ltd. (b)	6,197
3,447	Sandfire Resources Ltd. (b)	8,236
57,584	Seven West Media Ltd. (b) (c)	15,134
2,270	Sims Ltd. (b)	19,403
12,497	Viva Energy Group Ltd. (b) (e) (f)	20,993
15,663	West African Resources Ltd. (b) (c)	10,459
11,794	Whitehaven Coal Ltd. (b)	68,427
		455,542
	Austria – 0.5%
525	AT&S Austria Technologie & Systemtechnik AG (b)	17,135
236	CA Immobilien Anlagen AG (b)	7,017
173	DO & CO AG (b) (c)	11,477
		35,629
	Belgium – 1.4%
559	Bekaert S.A. (b)	14,074
1,098	bpost S.A. (b)	5,885
484	Gimv N.V. (b)	20,780
824	KBC Ancora (b)	26,790
1,529	Recticel S.A. (b)	20,059
		87,588
	Bermuda – 3.3%
5,317	BW LPG Ltd. (b) (e) (f)	38,693
80,000	Concord New Energy Group Ltd. (b)	6,610
36,600	First Pacific Co., Ltd. (b)	11,129
1,046	FLEX LNG Ltd. (b)	33,245
2,355	Golden Ocean Group Ltd. (b)	17,612
10,218	Gulf Keystone Petroleum Ltd. (b)	22,575
Shares	Description	Value

	Bermuda (Continued)
6,400	Luk Fook Holdings International Ltd. (b)	$15,105
5,290	Odfjell Drilling Ltd. (b) (c)	11,514
70,334	Pacific Basin Shipping Ltd. (b)	21,718
26,400	PAX Global Technology Ltd. (b)	19,980
42,666	Skyworth Group Ltd. (b)	17,019
		215,200
	Canada – 14.7%
5,271	Advantage Energy Ltd. (c)	37,891
638	Ag Growth International, Inc.	14,872
909	Alaris Equity Partners Income	9,765
762	Altius Minerals Corp.	10,680
8,424	Baytex Energy Corp. (c)	35,676
4,393	Birchcliff Energy Ltd.	31,198
1,782	Canfor Corp. (c)	25,943
6,009	Cardinal Energy Ltd.	30,886
716	Cascades, Inc.	4,167
1,852	Celestica, Inc. (c)	15,606
9,768	Copper Mountain Mining Corp. (c) (d)	10,890
3,733	Corus Entertainment, Inc., Class B	6,378
3,448	Doman Building Materials Group Ltd. (d)	14,502
4,923	Dundee Precious Metals, Inc.	21,882
1,595	Energy Fuels, Inc. (c)	9,734
2,898	Enerplus Corp.	41,036
4,449	Equinox Gold Corp. (c)	16,136
1,925	Freehold Royalties Ltd.	20,039
3,168	Frontera Energy Corp. (c)	22,957
1,469	Gibson Energy, Inc.	23,364
252	Hardwoods Distribution, Inc.	4,805
5,540	Headwater Exploration, Inc. (c)	21,096
2,805	Hudbay Minerals, Inc.	11,290
1,320	Interfor Corp. (c)	23,106
5,449	Kelt Exploration Ltd. (c)	20,552
496	Linamar Corp.	19,322
2,062	Mullen Group Ltd.	21,257
12,135	New Gold, Inc. (c)	10,805
4,343	NuVista Energy Ltd. (c)	30,843
4,144	Obsidian Energy Ltd. (c)	29,790
13,259	OceanGold Corp. (c)	21,597
1,471	Paramount Resources Ltd., Class A	25,984
716	Parex Resources, Inc.	10,455
1,799	Pason Systems, Inc.	17,217
3,621	Peyto Exploration & Development Corp.	28,887
1,062	PrairieSky Royalty Ltd.	13,693
297	Precision Drilling Corp. (c)	15,035
1,109	Russel Metals, Inc.	20,633
911	Sandstorm Gold Ltd.	4,715
3,439	Secure Energy Services, Inc.	14,365
146	Sprott, Inc.	4,899

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Canada (Continued)
883	Stelco Holdings, Inc.	$21,996
7,405	Tamarack Valley Energy Ltd. (d)	20,317
879	Topaz Energy Corp.	13,248
2,339	Torex Gold Resources, Inc. (c)	16,882
12,342	Trican Well Service Ltd. (c)	25,643
1,204	Uni-Select, Inc. (c)	31,796
1,749	Vermilion Energy, Inc.	37,440
1,155	Victoria Gold Corp. (c)	6,848
1,170	Wesdome Gold Mines Ltd. (c)	7,911
		956,029
	Cayman Islands – 1.6%
48,800	China High Speed Transmission Equipment Group Co., Ltd. (b) (c)	21,937
42,000	Lee & Man Paper Manufacturing Ltd. (b)	13,480
19,200	PC Partner Group Ltd. (b)	10,290
29,600	Texhong Textile Group Ltd. (b)	20,161
104,000	Truly International Holdings Ltd. (b)	16,061
55,600	United Laboratories International Holdings (The) Ltd. (b)	23,088
		105,017
	Denmark – 0.9%
1,039	D/S Norden A/S (b)	43,831
70	Solar A/S, B Shares (b)	4,582
426	Sydbank AS (b)	11,667
		60,080
	Finland – 0.4%
6,800	Outokumpu OYJ (b)	23,286
	France – 1.6%
19,132	CGG S.A. (b) (c)	13,293
695	Derichebourg S.A. (b)	2,769
292	IPSOS (b)	13,049
207	Nexity S.A. (b)	4,203
174	PEUGEOT INVEST (b)	13,108
387	Quadient S.A. (b)	5,357
434	Societe BIC S.A. (b)	27,529
39	Sopra Steria Group SACA (b)	4,934
2,250	Television Francaise 1 (b)	12,854
430	Vicat S.A. (b)	9,657
		106,753
	Germany – 1.3%
430	2G Energy AG (b)	8,054
437	Bilfinger SE (b)	10,939
395	Draegerwerk AG & Co., KGaA (Preference Shares) (b)	16,520
765	ElringKlinger AG (b)	4,393
5,529	Heidelberger Druckmaschinen AG (b) (c)	6,218
Shares	Description	Value

	Germany (Continued)
2,695	Kloeckner & Co., SE (b)	$20,561
781	Salzgitter AG (b)	14,790
643	TAG Immobilien AG (b)	5,132
		86,607
	Greece – 0.6%
3,231	FF Group (b) (c) (g) (h)	7,600
1,059	LAMDA Development S.A. (b) (c)	5,664
1,408	Motor Oil Hellas Corinth Refineries S.A. (b)	22,245
445	Mytilineos S.A. (b)	6,077
		41,586
	Isle Of Man (U.K.) – 0.3%
3,773	Playtech PLC (b) (c)	18,485
	Israel – 4.1%
3,817	Cellcom Israel Ltd. (b) (c)	19,360
1,905	Delek Automotive Systems Ltd. (b)	25,719
50	Delek Group Ltd. (b) (c)	7,894
429	Delta Galil Industries Ltd. (b)	19,820
494	Electra Consumer Products 1970 Ltd. (b)	17,922
30	Electra Ltd. (b)	16,784
46	Fox Wizel Ltd. (b)	5,209
3,000	Harel Insurance Investments & Financial Services Ltd. (b)	26,370
2,968	Isracard Ltd. (b)	8,136
1,485	Menora Mivtachim Holdings Ltd. (b) (c)	28,436
20,518	Migdal Insurance & Financial Holding Ltd. (b)	27,262
91,999	Oil Refineries Ltd. (b)	31,386
883	Partner Communications Co., Ltd. (b) (c)	6,363
250	Paz Oil Co., Ltd. (b) (c)	27,322
		267,983
	Italy – 1.0%
4,856	Anima Holding S.p.A (b) (e) (f)	13,783
1,568	Buzzi Unicem S.p.A (b)	22,181
13,415	OVS S.p.A. (b) (e) (f)	22,206
9,468	Saras S.p.A. (b) (c)	9,001
		67,171
	Japan – 26.3%
1,000	ADEKA Corp. (b)	14,931
1,700	Alpen Co., Ltd. (b) (d)	24,244
800	Asahi Holdings, Inc. (b)	11,236
1,200	Belluna Co., Ltd. (b)	5,792
1,200	BML, Inc. (b)	27,087
5,100	Citizen Watch Co., Ltd. (b) (d)	21,283
1,700	Cosmo Energy Holdings Co., Ltd. (b)	43,860

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
700	Daido Steel Co., Ltd. (b)	$17,028
1,700	Daiki Aluminium Industry Co., Ltd. (b)	13,776
500	DeNA Co., Ltd. (b)	6,335
800	Dowa Holdings Co., Ltd. (b)	28,686
200	Eizo Corp. (b)	5,033
1,000	Electric Power Development Co., Ltd. (b)	14,142
1,700	Exedy Corp. (b)	19,377
2,600	FCC Co., Ltd. (b)	23,757
3,100	Financial Products Group Co., Ltd. (b)	24,240
300	Fujitec Co., Ltd. (b)	6,034
300	FULLCAST Holdings Co., Ltd. (b)	5,279
4,100	Gree, Inc. (b)	24,812
200	Gunze Ltd. (b)	5,336
900	H.U. Group Holdings, Inc. (b)	16,385
800	Hanwa Co., Ltd. (b)	18,947
1,800	Hokkaido Electric Power Co., Inc. (b)	5,641
6,400	Hokuetsu Corp. (b)	33,342
3,100	Hosiden Corp. (b)	31,670
4,300	Iino Kaiun Kaisha Ltd. (b)	19,271
2,200	Inabata & Co., Ltd. (b)	35,430
900	Itochu Enex Co., Ltd. (b)	6,349
2,400	JAFCO Group Co., Ltd. (b)	35,340
1,000	Japan Petroleum Exploration Co., Ltd. (b)	24,142
600	JGC Holdings Corp. (b)	7,444
1,100	Kaga Electronics Co., Ltd. (b)	30,725
900	Kanamoto Co., Ltd. (b)	12,857
500	Kaneka Corp. (b)	12,487
4,500	Kobe Steel Ltd. (b)	18,043
700	Komeri Co., Ltd. (b)	13,364
800	Kuraray Co., Ltd. (b)	5,593
300	Kureha Corp. (b)	18,395
1,500	KYB Corp. (b)	32,130
700	Macnica Holdings, Inc. (b)	13,124
300	Maruichi Steel Tube Ltd. (b)	6,143
400	Matsuda Sangyo Co., Ltd. (b)	5,989
1,200	Megachips Corp. (b)	20,917
200	Meiko Electronics Co., Ltd. (b)	3,443
500	MIRAIT ONE Corp. (b)	5,068
400	Mitsubishi Gas Chemical Co., Inc. (b) (d)	5,260
1,200	Mitsubishi Materials Corp. (b)	16,487
1,300	Mitsui Mining & Smelting Co., Ltd. (b)	27,275
300	Nabtesco Corp. (b)	6,137
1,400	NGK Spark Plug Co., Ltd. (b)	24,830
1,000	NHK Spring Co., Ltd. (b)	5,887
700	Nichiha Corp. (b)	13,272
400	Nikkon Holdings Co., Ltd. (b)	6,244
Shares	Description	Value

	Japan (Continued)
300	Nippon Electric Glass Co., Ltd. (b)	$5,172
500	Nippon Soda Co., Ltd. (b)	15,215
1,400	Nippon Television Holdings, Inc. (b)	11,218
500	Nishimatsu Construction Co., Ltd. (b)	13,081
600	Nishio Rent All Co., Ltd. (b)	11,839
2,500	Nissha Co., Ltd. (b)	29,470
3,400	Nisshinbo Holdings, Inc. (b)	24,684
600	Nitta Corp. (b)	11,512
3,000	Nojima Corp. (b)	27,929
800	NOK Corp. (b)	6,246
600	Noritake Co., Ltd. (b)	16,659
1,100	NS United Kaiun Kaisha Ltd. (b)	28,605
500	Optex Group Co., Ltd. (b)	7,336
1,200	Organo Corp. (b)	16,957
2,300	Osaka Steel Co., Ltd. (b)	18,038
1,100	Pacific Metals Co., Ltd. (b)	16,552
500	Pilot Corp. (b)	18,904
2,300	Rengo Co., Ltd. (b)	13,393
500	Sankyo Co., Ltd. (b)	15,138
2,100	Sanyo Special Steel Co., Ltd. (b)	27,126
300	SBS Holdings, Inc. (b)	5,769
400	Seiko Holdings Corp. (b)	8,354
1,600	Shin Nippon Biomedical Laboratories Ltd. (b) (d)	29,769
800	Shin-Etsu Polymer Co., Ltd. (b)	6,627
6,500	SKY Perfect JSAT Holdings, Inc. (b)	23,273
500	Snow Peak, Inc. (b)	7,551
1,600	Sumitomo Forestry Co., Ltd. (b)	24,356
300	Sumitomo Osaka Cement Co., Ltd. (b) (d)	6,781
800	Sumitomo Rubber Industries Ltd. (b)	6,370
1,600	Sumitomo Warehouse (The) Co., Ltd. (b)	21,740
1,300	Taiheiyo Cement Corp. (b)	18,358
700	Takara Standard Co., Ltd. (b)	6,272
300	Tama Home Co., Ltd. (b)	4,868
1,700	Toagosei Co., Ltd. (b)	12,692
2,500	Toho Titanium Co., Ltd. (b)	40,883
600	Tokai Rika Co., Ltd. (b)	5,725
1,600	Tokuyama Corp. (b)	19,273
1,400	Tomy Co., Ltd. (b)	11,977
600	Towa Pharmaceutical Co., Ltd. (b)	8,819
1,900	Toyo Seikan Group Holdings Ltd. (b)	22,939
2,300	Toyo Tire Corp. (b)	25,035
2,400	Toyobo Co., Ltd. (b)	17,215
900	Toyoda Gosei Co., Ltd. (b)	13,627
600	Tsubakimoto Chain Co. (b)	12,672
600	TV Asahi Holdings Corp. (b)	5,817

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
800	UACJ Corp. (b)	$11,036
1,300	UBE Corp. (b)	17,363
4,700	Yamada Holdings Co., Ltd. (b)	15,466
200	Yamato Kogyo Co., Ltd. (b)	6,060
2,100	Yokohama Rubber (The) Co., Ltd. (b)	32,277
3,400	Yonex Co., Ltd. (b)	31,550
1,300	Zeon Corp. (b) (d)	11,489
		1,706,976
	Jersey – 0.4%
6,106	Centamin PLC (b)	6,126
4,214	Yellow Cake PLC (b) (c) (e) (f)	18,805
		24,931
	Luxembourg – 0.8%
1,098	ADLER Group S.A. (b) (c) (e) (f)	2,232
822	APERAM S.A. (b)	19,398
573	Millicom International Cellular S.A. (b) (c)	6,581
3,360	Samsonite International S.A. (b) (c) (e) (f)	8,058
2,340	Subsea 7 S.A. (b)	18,483
		54,752
	Netherlands – 0.7%
506	AMG Advanced Metallurgical Group N.V. (b)	11,374
1,211	Fugro N.V. (b) (c)	12,261
2,413	Koninklijke BAM Groep N.V. (b) (c)	5,929
25,169	MFE-MediaForEurope N.V., Class B (b)	11,077
1,590	SRH N.V. (b) (c) (g) (h)	0
32,611	Steinhoff International Holdings N.V. (c)	3,289
		43,930
	New Zealand – 0.2%
1,799	Summerset Group Holdings Ltd. (b)	10,841
	Norway – 2.0%
4,216	Aker Solutions ASA (b)	14,658
1,881	Austevoll Seafood ASA (b)	12,752
24,790	DNO ASA (b)	28,116
6,795	Elkem ASA (b) (e) (f)	21,837
8,686	MPC Container Ships ASA (b)	14,484
977	TGS ASA (b)	11,941
4,952	Wallenius Wilhelmsen ASA (b)	24,683
		128,471
	Portugal – 0.2%
12,681	Sonae SGPS S.A. (b)	10,228
Shares	Description	Value

	Singapore – 0.8%
30,100	Riverstone Holdings Ltd. (b)	$12,034
18,600	Sembcorp Industries Ltd. (b)	39,728
		51,762
	South Korea – 16.3%
144	Ahnlab, Inc. (b)	6,156
51	BGF retail Co., Ltd. (b)	5,868
1,461	BH Co., Ltd. (b)	25,915
378	Cheil Worldwide, Inc. (b)	5,959
1,569	Daeduck Electronics Co., Ltd. (b)	22,988
1,147	Daesang Corp. (b)	17,193
1,273	Daewoo Engineering & Construction Co., Ltd. (b) (c)	3,624
238	DB HiTek Co., Ltd. (b)	6,111
728	DL Holdings Co., Ltd. (b)	28,937
379	DN Automotive Corp. (b)	16,155
2,660	Dongkuk Steel Mill Co., Ltd. (b)	19,813
173	DoubleUGames Co., Ltd. (b)	5,258
316	E-MART, Inc. (b)	18,370
812	GS Holdings Corp. (b)	23,508
1,571	GS Retail Co., Ltd. (b)	27,917
684	HAESUNG DS Co., Ltd. (b)	19,681
998	Handsome Co., Ltd. (b)	17,762
845	Hanil Cement Co., Ltd. (b)	6,628
1,216	Hankook & Co. Co., Ltd. (b)	10,514
1,059	Hankook Tire & Technology Co., Ltd. (b)	25,849
334	Hansae Co., Ltd. (b)	3,092
512	Hanwha Aerospace Co., Ltd. (b)	21,869
4,243	Harim Holdings Co., Ltd. (b)	20,607
519	Hyosung Corp. (b)	25,236
77	Hyosung TNC Corp. (b)	13,790
241	Hyundai Construction Equipment Co., Ltd. (b)	5,333
2,684	Hyundai Doosan Infracore Co., Ltd. (b) (c)	8,253
296	Hyundai Home Shopping Network Corp. (b)	9,807
1,109	Hyundai Marine & Fire Insurance Co., Ltd. (b)	22,578
130	Il Dong Pharmaceutical Co., Ltd. (b) (c)	2,532
664	Innox Advanced Materials Co., Ltd. (b)	12,187
469	IS Dongseo Co., Ltd. (b)	9,936
1,720	Jusung Engineering Co., Ltd. (b)	13,702
290	JYP Entertainment Corp. (b)	11,782
422	KCC Glass Corp. (b)	11,702
2,376	KG DONGBUSTEEL (b)	13,633
1,536	Kginicis Co., Ltd. (b)	12,563
1,426	Korea Circuit Co., Ltd. (b) (c)	13,082
279	Korea Electric Terminal Co., Ltd. (b)	12,059
450	Korea Gas Corp. (b)	10,559

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
12,797	Korea Line Corp. (b) (c)	$17,248
213	Korea Petrochemical Ind. Co., Ltd. (b)	15,248
2,716	Korean Reinsurance Co. (b)	14,831
287	Kumho Petrochemical Co., Ltd. (b)	22,978
372	LIG Nex1 Co., Ltd. (b)	23,365
147	Lotte Chilsung Beverage Co., Ltd. (b)	16,295
563	LOTTE Fine Chemical Co., Ltd. (b)	21,924
169	LS Corp. (b)	6,630
1,293	LX International Corp. (b)	34,896
122	LX Semicon Co., Ltd. (b)	6,388
433	MegaStudyEdu Co., Ltd. (b)	21,498
5,450	Meritz Securities Co., Ltd. (b)	13,865
424	OCI Co., Ltd. (b)	26,605
625	Orion Holdings Corp. (b)	6,430
3,824	Pan Ocean Co., Ltd. (b)	11,918
97	PharmaResearch Co., Ltd. (b)	3,800
1,342	Poongsan Corp. (b)	22,636
707	PSK, Inc. (b)	7,033
2,402	Seah Besteel Holdings Corp. (b)	27,010
710	SGC Energy Co., Ltd. (b)	15,149
636	SIMMTECH Co., Ltd. (b)	12,897
644	SK Discovery Co., Ltd. (b)	13,337
310	SK Gas Ltd. (b)	21,657
218	SM Entertainment Co., Ltd. (b)	10,683
385	SNT Motiv Co., Ltd. (b)	11,197
3,503	Ssangyong Motor Co. (b) (c) (g) (h)	5,484
424	Unid Co., Ltd. (b)	24,521
1,837	Vidente Co., Ltd. (b) (c)	7,325
4,765	Woori Technology Investment Co., Ltd. (b) (c)	15,131
391	YG Entertainment, Inc. (b)	13,104
562	Youngone Corp. (b)	17,346
		1,056,937
	Spain – 0.6%
1,986	Acerinox S.A. (b)	15,794
1,962	Indra Sistemas S.A. (b)	14,940
533	Let’s GOWEX S.A. (b) (c) (g) (h) (i)	0
323	Solaria Energia y Medio Ambiente S.A. (b) (c)	5,080
		35,814
	Sweden – 0.6%
1,111	Bure Equity AB (b)	18,154
6,322	Scandic Hotels Group AB (b) (c) (e) (f)	18,082
		36,236
Shares	Description	Value

	Switzerland – 1.3%
222	Bobst Group S.A. (b)	$17,559
272	Leonteq AG (b)	12,658
264	Sulzer AG (b)	15,187
301	u-blox Holding AG (b)	36,452
		81,856
	United Kingdom – 4.3%
470	Bank of Georgia Group PLC (b)	10,347
230	Bellway PLC (b)	4,333
12,632	Capricorn Energy PLC (b) (c)	34,481
7,038	Central Asia Metals PLC (b)	17,031
29,118	Coats Group PLC (b)	16,438
9,415	Diversified Energy Co. PLC (e)	13,635
90,491	EnQuest PLC (b) (c)	26,594
14,969	Ferrexpo PLC (b)	19,982
4,972	Firstgroup PLC (b)	5,788
5,978	Indivior PLC (b) (c)	18,954
31,018	IP Group PLC (b)	20,369
1,567	Mediclinic International PLC (b)	8,591
3,597	Molten Ventures PLC (b) (c)	12,058
74,777	Pan African Resources PLC (b)	14,627
1,292	Redde Northgate PLC	4,176
2,136	Redrow PLC (b)	9,405
7,749	Serco Group PLC (b)	13,441
4,203	Serica Energy PLC (b)	17,461
4,567	Spire Healthcare Group PLC (b) (c) (e) (f)	10,955
1,827	Synthomer PLC (b)	2,152
		280,818
	Total Common Stocks	6,050,508
	(Cost $8,099,945)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.9%
	Australia – 3.5%
11,830	Abacus Property Group (b)	18,889
9,716	BWP Trust (b)	23,099
12,746	Centuria Industrial REIT (b)	21,212
9,200	Charter Hall Long Wale REIT (b)	23,498
11,626	Charter Hall Retail REIT (b)	27,575
9,989	Charter Hall Social Infrastructure REIT (b)	19,532
11,551	Dexus Industria REIT (b)	17,460
8,920	Growthpoint Properties Australia Ltd. (b)	17,629
3,612	National Storage REIT (b)	5,201
16,762	Shopping Centres Australasia Property Group (b)	25,275
18,332	Waypoint REIT Ltd. (b)	27,823
		227,193
	Canada – 0.8%
2,810	Artis Real Estate Investment Trust	19,305

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Canada (Continued)
569	Dream Industrial Real Estate Investment Trust	$4,420
1,148	InterRent Real Estate Investment Trust	9,532
1,668	Summit Industrial Income REIT	20,661
		53,918
	Guernsey – 0.3%
17,040	Picton Property Income (The) Ltd.	16,248
	Japan – 0.1%
7	Takara Leben Real Estate Investment Corp. (b)	4,972
	Netherlands – 0.4%
1,078	Eurocommercial Properties N.V. (b)	21,340
332	NSI N.V. (b)	7,876
		29,216
	New Zealand – 0.4%
22,392	Goodman Property Trust (b)	25,041
	United Kingdom – 0.4%
363	Big Yellow Group PLC (b)	4,296
2,024	LondonMetric Property PLC (b)	3,933
12,865	Warehouse Reit PLC (e)	15,514
		23,743
	Total Real Estate Investment Trusts	380,331
	(Cost $552,473)
MONEY MARKET FUNDS – 2.9%
185,013	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (j) (k)	185,013
	(Cost $185,013)
	Total Investments–102.0%	6,615,852
	(Cost $8,837,431)
	Net Other Assets and Liabilities – (2.0)%	(127,621)
	Net Assets – 100.0%	$6,488,231

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $5,368,029 or 82.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $175,132 and the total value of the collateral held by the Fund is $185,013.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	This issuer has filed for protection in bankruptcy court.
(j)	Rate shown reflects yield as of September 30, 2022.
(k)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Materials	21.0%
Energy	19.2
Industrials	16.0
Consumer Discretionary	12.7
Information Technology	7.6
Real Estate	6.3
Financials	6.2
Communication Services	3.3
Consumer Staples	3.1
Health Care	2.9
Utilities	1.7
Total	100.0%

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Japanese Yen	25.9%
South Korean Won	16.0
Canadian Dollar	15.3
Australian Dollar	10.3
Euro	8.9
British Pound Sterling	5.8
Israeli Shekel	4.1
Norwegian Krone	3.8
Hong Kong Dollar	3.1
United States Dollar	2.8
Swiss Franc	1.2
Danish Krone	0.9
Singapore Dollar	0.8
Swedish Krona	0.6
New Zealand Dollar	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 956,029	$ 956,029	$ —	$ —
Greece	41,586	—	33,986	7,600
Netherlands	43,930	3,289	40,641	—**
South Korea	1,056,937	—	1,051,453	5,484
Spain	35,814	—	35,814	—**
United Kingdom	280,818	17,811	263,007	—
Other Country Categories*	3,635,394	—	3,635,394	—
Real Estate Investment Trusts:
Canada	53,918	53,918	—	—
Guernsey	16,248	16,248	—	—
United Kingdom	23,743	15,514	8,229	—
Other Country Categories*	286,422	—	286,422	—
Money Market Funds	185,013	185,013	—	—
Total Investments	$ 6,615,852	$ 1,247,822	$ 5,354,946	$ 13,084

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.9%
	Bermuda – 2.1%
554,121	BOE Varitronix Ltd. (b) (c)	$996,192
8,165,004	Gemdale Properties & Investment Corp., Ltd. (b)	549,578
29,309	Geopark Ltd.	343,795
450,024	Shenzhen International Holdings Ltd. (b)	343,045
		2,232,610
	Brazil – 10.3%
11,537	Arezzo Industria e Comercio S.A.	210,471
82,408	Auren Energia S.A.	207,000
157,255	Bradespar S.A. (Preference Shares)	692,647
163,277	BrasilAgro - Co Brasileira de Propriedades Agricolas	914,098
43,081	Cia Brasileira de Distribuicao	154,855
75,887	Cia de Saneamento de Minas Gerais-Copasa	185,696
204,301	Cia de Saneamento do Parana	649,524
43,696	Cia Ferro Ligas da Bahia-Ferbasa (Preference Shares)	421,055
70,872	Dexco S.A.	122,842
132,705	EDP - Energias do Brasil S.A.	537,034
250,821	Enauta Participacoes S.A.	675,136
61,653	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	337,618
633,426	JHSF Participacoes S.A.	868,937
110,721	Log-in Logistica Intermodal S.A. (d)	676,311
81,123	Mahle-Metal Leve S.A.	349,796
339,446	Metalurgica Gerdau S.A. (Preference Shares)	666,389
328,721	Minerva S.A.	764,163
541,876	Multilaser Industrial S.A.	526,371
591,978	Raizen S.A. (Preference Shares)	459,812
97,416	Randon S.A. Implementos e Participacoes (Preference Shares)	171,559
23,453	Sao Martinho S.A.	110,953
20,892	SLC Agricola S.A.	167,660
32,996	Unipar Carbocloro S.A., Class B (Preference Shares)	587,149
372,370	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	519,103
		10,976,179
	Cayman Islands – 9.5%
535,722	3SBio, Inc. (b) (e) (f)	379,541
1,294,699	Agile Group Holdings Ltd. (b) (c)	301,953
Shares	Description	Value

	Cayman Islands (Continued)
912,000	China Aoyuan Group Ltd. (b) (d) (g) (h)	$68,548
11,550	China Metal Recycling Holdings Ltd. (b) (d) (g) (h)	0
1,350,359	China Modern Dairy Holdings Ltd. (b)	154,237
367,234	China Overseas Property Holdings Ltd. (b)	318,463
884,775	China Renaissance Holdings Ltd. (b) (c) (e) (f)	757,041
826,445	China Risun Group Ltd. (b) (c) (e)	322,565
3,622,870	China SCE Group Holdings Ltd. (b)	234,949
603,096	China Yongda Automobiles Services Holdings Ltd. (b)	323,155
963,000	China Yuhua Education Corp., Ltd. (b) (d) (e) (f)	98,609
3,171,951	China Zhongwang Holdings Ltd. (b) (d) (g)	678,868
3,008,556	CMGE Technology Group Ltd. (b) (c) (d)	560,374
1,671,093	Fufeng Group Ltd. (b)	852,580
101,587	Fulgent Sun International Holding Co., Ltd. (b)	506,593
65,412	General Interface Solution Holding Ltd. (b)	156,846
510,714	Greentown Management Holdings Co., Ltd. (b) (e) (f)	431,991
1,642,422	Kaisa Group Holdings Ltd. (b) (d) (g) (h)	87,879
1,587,364	KWG Group Holdings Ltd. (b)	194,397
1,174,193	KWG Living Group Holdings Ltd. (b) (e)	155,630
3,067,830	Logan Group Co., Ltd. (b)	213,394
2,403,848	Lonking Holdings Ltd. (b)	351,757
317,729	NetDragon Websoft Holdings Ltd. (b)	576,157
3,312,955	Powerlong Real Estate Holdings Ltd. (b)	335,527
282,703	Q Technology Group Co., Ltd. (b) (c) (d) (e)	117,862
407,095	Seazen Group Ltd. (b) (d)	94,716
512,190	TCL Electronics Holdings Ltd. (b)	178,082
1,541,893	Tian Lun Gas Holdings Ltd. (b) (c)	677,298
763,171	Tianneng Power International Ltd. (b) (c)	664,651
1,971,123	Times China Holdings Ltd. (b) (c)	209,313
72,605	Wisdom Marine Lines Co., Ltd. (b)	117,699
		10,120,675

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Chile – 1.8%
70,611	CAP S.A. (b)	$456,702
13,909,381	Colbun S.A.	1,221,369
100,198	Empresa Nacional de Telecomunicaciones S.A.	284,650
		1,962,721
	China – 4.8%
469,285	A-Living Smart City Services Co., Ltd., Class H (b) (c) (e) (f)	369,156
224,277	Anhui Expressway Co., Ltd. (b)	142,624
1,303,757	BAIC Motor Corp., Ltd., Class H (b) (e) (f)	283,533
2,889,157	Beijing Jingneng Clean Energy Co., Ltd., Class H (b)	549,186
2,549,331	China BlueChemical Ltd., Class H (b)	526,928
483,528	China Communications Services Corp., Ltd., Class H (b)	162,560
1,850,389	Guangzhou R&F Properties Co., Ltd., Class H (b) (c) (d)	310,744
1,007,975	Inner Mongolia Yitai Coal Co., Ltd., Class B (b) (g)	1,512,741
173,863	Legend Holdings Corp., Class H (b) (e) (f)	150,905
207,385	Shenzhen Expressway Co., Ltd., Class H (b)	151,570
1,399,401	Sinotrans Ltd., Class H (b)	352,136
266,487	Xinte Energy Co., Ltd., Class H (b)	560,782
		5,072,865
	Egypt – 0.5%
271,493	Egyptian Financial Group-Hermes Holding Co. (b) (i)	159,784
969,070	ElSewedy Electric Co. (b) (d)	375,125
		534,909
	Hong Kong – 2.4%
723,699	China Everbright Environment Group Ltd. (b)	299,596
2,175,873	China Nonferrous Mining Corp., Ltd. (b)	822,349
745,942	China Overseas Grand Oceans Group Ltd. (b)	274,987
332,170	Genertec Universal Medical Group Co., Ltd. (b) (e) (f)	169,736
291,960	Shanghai Industrial Holdings Ltd. (b)	315,981
2,225,852	Shougang Fushan Resources Group Ltd. (b)	645,073
		2,527,722
	India – 2.1%
35,149	BSE Ltd. (b)	259,899
Shares	Description	Value

	India (Continued)
100,532	Delta Corp. Ltd. (b)	$243,102
9,759,023	Jaiprakash Power Ventures Ltd. (b) (d)	873,281
544,839	National Aluminium Co., Ltd. (b)	472,074
3,626,304	Suzlon Energy Ltd. (b) (d)	382,485
		2,230,841
	Indonesia – 6.2%
751,641	Astra Agro Lestari Tbk PT (b)	406,425
3,822,935	Bukit Asam Tbk PT (b)	1,041,146
63,522,497	Bumi Resources Minerals Tbk PT (d)	584,019
796,041	Indah Kiat Pulp & Paper Tbk PT (b)	470,319
5,640,114	Indika Energy Tbk PT (b)	1,104,351
550,677	Indo Tambangraya Megah Tbk PT (b)	1,487,768
1,521,466	Matahari Department Store Tbk PT (b)	383,487
9,480,494	Media Nusantara Citra Tbk PT (b) (d)	515,044
10,351,815	Surya Esa Perkasa Tbk PT (b)	672,781
		6,665,340
	Jersey – 0.7%
6,857,918	West China Cement Ltd. (b)	699,481
	Malaysia – 2.8%
8,981,500	Bumi Armada Bhd (b) (d)	742,146
2,734,400	Dagang NeXchange Bhd (b)	444,786
379,700	Hartalega Holdings Bhd (b)	135,401
3,202,100	Hibiscus Petroleum Bhd (b)	579,329
2,348,500	Kossan Rubber Industries (b)	545,958
3,900,776	Supermax Corp. Bhd (b)	565,901
		3,013,521
	Mexico – 2.7%
437,840	Alsea S.A.B. de C.V. (d)	785,914
199,313	Coca-Cola Femsa S.A.B. de C.V.	1,161,468
1,034,018	Gentera S.A.B. de C.V.	889,257
		2,836,639
	Philippines – 2.1%
6,273,000	DMCI Holdings, Inc. (b)	1,053,872
1,845,100	Semirara Mining & Power Corp. (b)	1,220,422
		2,274,294
	Poland – 0.7%
46,909	Jastrzebska Spolka Weglowa S.A. (b) (c) (d)	310,199
462,553	Orange Polska S.A. (b)	480,584
		790,783

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Russia – 0.0%
378,620,637	Federal Grid Co. Unified Energy System PJSC (b) (d) (g) (h)	$14,340
580,351	Mechel PJSC (b) (d) (g) (h)	20,104
41,053,967	ROSSETI PJSC (b) (d) (g) (h)	11,620
		46,064
	South Africa – 1.9%
172,739	CA Sales Holdings Ltd. (d)	52,490
302,644	Curro Holdings Ltd.	144,634
21,708	Foschini Group (The) Ltd. (b)	141,090
43,304	Harmony Gold Mining Co., Ltd. (b)	102,070
20,605	Kaap Agri Ltd.	43,828
644,830	PSG Konsult Ltd.	383,692
224,906	Sappi Ltd. (b) (d)	542,043
170,350	Stadio Holdings Ltd.	35,858
215,780	Telkom S.A. SOC Ltd. (d)	553,160
		1,998,865
	Taiwan – 17.4%
332,786	Asia Polymer Corp. (b)	295,920
215,383	Asia Vital Components Co., Ltd. (b)	750,337
1,248,361	BES Engineering Corp. (b)	319,133
207,030	China Motor Corp. (b)	264,084
366,130	ChipMOS Technologies, Inc. (b)	344,309
407,780	Chung Hung Steel Corp. (b)	269,550
76,970	Coremax Corp. (b)	229,278
541,361	CTCI Corp. (b)	776,148
38,963	Elite Semiconductor Microelectronics Technology, Inc. (b)	77,459
340,001	Evergreen International Storage & Transport Corp. (b)	336,089
61,600	Faraday Technology Corp. (b)	257,076
195,016	Feng Hsin Steel Co., Ltd. (b)	366,084
126,091	Getac Holdings Corp. (b)	167,243
48,254	Gigabyte Technology Co., Ltd. (b)	133,428
735,838	Global Brands Manufacture Ltd. (b)	584,072
66,885	Gold Circuit Electronics Ltd. (b)	194,627
1,148,904	Grand Pacific Petrochemical (b)	630,797
296,597	Hannstar Board Corp. (b)	271,089
2,030,103	HannStar Display Corp. (b)	730,129
52,937	Hotai Finance Co., Ltd. (b)	167,615
185,045	Hsin Kuang Steel Co., Ltd. (b)	197,354
146,395	King Yuan Electronics Co., Ltd. (b)	141,483
370,090	Kinpo Electronics (b)	155,033
46,295	Lotus Pharmaceutical Co., Ltd. (b)	236,130
469,304	Macronix International Co., Ltd. (b)	457,618
1,061,424	Mitac Holdings Corp. (b)	900,926
Shares	Description	Value

	Taiwan (Continued)
287,313	Nantex Industry Co., Ltd. (b)	$322,980
164,215	Nuvoton Technology Corp. (b)	552,938
275,132	Oriental Union Chemical Corp. (b)	149,985
397,656	Pou Chen Corp. (b)	355,454
132,063	Powertech Technology, Inc. (b)	320,000
188,662	Qisda Corp. (b)	160,696
218,891	Ruentex Industries Ltd. (b)	350,705
158,610	Sercomm Corp. (b)	391,842
299,428	Shinkong Synthetic Fibers Corp. (b)	156,477
105,017	Shiny Chemical Industrial Co., Ltd. (b)	375,081
361,905	Supreme Electronics Co., Ltd. (b)	386,799
204,833	T3EX Global Holdings Corp. (b)	405,583
925,134	Ta Ya Electric Wire & Cable (b)	528,804
746,788	Taiwan Glass Industry Corp. (b)	408,215
53,161	Taiwan Surface Mounting Technology Corp. (b)	138,312
1,737,677	Ton Yi Industrial Corp. (b)	984,324
73,800	Topco Scientific Co., Ltd. (b)	358,199
179,743	TSRC Corp. (b)	146,682
178,211	Tung Ho Steel Enterprise Corp. (b)	276,673
171,863	Wah Lee Industrial Corp. (b)	450,677
648,034	Walsin Lihwa Corp. (b)	818,492
336,055	WPG Holdings Ltd. (b)	490,799
316,420	WT Microelectronics Co., Ltd. (b)	582,762
32,708	Yulon Finance Corp. (b)	147,069
		18,512,559
	Thailand – 4.3%
1,323,600	AP Thailand PCL	333,356
244,700	Bangchak Corp. PCL	191,375
742,900	Beyond Securities PCL (d)	269,823
169,300	Com7 PCL	130,162
8,179,600	IRPC PCL	676,573
884,200	Polyplex Thailand PCL	571,964
851,400	Precious Shipping PCL	316,002
669,400	Regional Container Lines PCL	514,650
1,386,600	Sri Trang Agro-Industry PCL	716,827
1,153,200	Sri Trang Gloves Thailand PCL	348,528
754,400	Star Petroleum Refining PCL	212,000
174,900	Thonburi Healthcare Group PCL	300,233
		4,581,493
	Turkey – 25.6%
350,589	AG Anadolu Grubu Holding A.S. (b)	1,548,415
368,279	Aksa Akrilik Kimya Sanayii A.S. (b)	1,135,935
536,125	Alarko Holding A.S. (b)	1,695,073
265,404	Arcelik A.S. (b)	959,093

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
596,522	Aygaz A.S. (b)	$1,428,633
151,749	BIM Birlesik Magazalar A.S. (b)	945,413
137,005	Coca-Cola Icecek A.S. (b)	995,791
4,851,038	Dogan Sirketler Grubu Holding A.S. (b)	1,256,096
988,119	Enerjisa Enerji A.S. (b) (e) (f)	920,795
914,926	Haci Omer Sabanci Holding A.S. (b)	1,269,219
542,770	Hektas Ticaret TAS (b) (d)	1,700,936
1,049,473	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D (b)	673,137
372,550	Koza Anadolu Metal Madencilik Isletmeleri A.S. (b) (d)	534,245
351,509	Migros Ticaret A.S. (b) (d)	1,913,979
149,089	Pegasus Hava Tasimaciligi A.S. (b) (d)	1,901,535
1,778,177	Petkim Petrokimya Holding A.S. (b) (d)	1,194,148
315,460	TAV Havalimanlari Holding A.S. (b) (d)	1,071,640
603,077	Tekfen Holding A.S. (b)	951,625
497,735	Turk Hava Yollari AO (b) (d)	1,889,885
13,812	Turk Traktor ve Ziraat Makineleri A.S. (b)	208,199
427,425	Turkcell Iletisim Hizmetleri A.S. (b)	454,229
74,176	Turkiye Petrol Rafinerileri A.S. (b) (d)	1,154,424
1,055,682	Turkiye Sise ve Cam Fabrikalari A.S. (b)	1,438,556
		27,241,001
	Total Common Stocks	104,318,562
	(Cost $129,704,681)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.4%
	Mexico – 1.0%
420,387	Prologis Property Mexico S.A. de C.V.	1,064,144
	South Africa – 0.4%
1,028,711	Fortress REIT Ltd., Class A (b)	507,687
	Total Real Estate Investment Trusts	1,571,831
	(Cost $2,067,979)
Shares	Description	Value
MONEY MARKET FUNDS – 4.1%
4,347,541	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (j) (k)	$4,347,541
	(Cost $4,347,541)
	Total Investments – 103.4%	110,237,934
	(Cost $136,120,201)
	Net Other Assets and Liabilities – (3.4)%	(3,673,919)
	Net Assets – 100.0%	$106,564,015

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $82,784,443 or 77.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,955,920 and the total value of the collateral held by the Fund is $4,347,541.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2022 through September 30, 2022), the Fund received 44,205 PIK shares of Egyptian Financial Group-Hermes Holding Co.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
(j)	Rate shown reflects yield as of September 30, 2022.
(k)	This security serves as collateral for securities on loan.

Sector Allocation	% of Total Long-Term Investments
Industrials	19.9%
Materials	19.1
Information Technology	10.8
Energy	10.8
Consumer Discretionary	9.3
Consumer Staples	7.3
Utilities	6.9
Real Estate	6.1
Financials	4.2
Communication Services	3.2
Health Care	2.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Turkish Lira	24.7%
New Taiwan Dollar	17.5
Hong Kong Dollar	16.3
Brazilian Real	10.0
Indonesian Rupiah	6.1
United States Dollar	5.6
Thai Baht	4.2
Mexican Peso	3.5
Malaysian Ringgit	2.7
South African Rand	2.3
Philippine Peso	2.1
Indian Rupee	2.0
Chilean Peso	1.8
Polish Zloty	0.7
Egyptian Pound	0.5
Russian Ruble	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 2,232,610	$ 343,795	$ 1,888,815	$ —
Brazil	10,976,179	10,976,179	—	—
Cayman Islands	10,120,675	—	9,964,248	156,427
Chile	1,962,721	1,506,019	456,702	—
Indonesia	6,665,340	584,019	6,081,321	—
Mexico	2,836,639	2,836,639	—	—
Russia	46,064	—	—	46,064
South Africa	1,998,865	1,213,662	785,203	—
Other Country Categories**	67,479,469	—	67,479,469	—
Real Estate Investment Trusts:
Mexico	1,064,144	1,064,144	—	—
South Africa	507,687	—	507,687	—
Money Market Funds	4,347,541	4,347,541	—	—
Total Investments	$ 110,237,934	$ 22,871,998	$ 87,163,445	$ 202,491

**	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.2%
	Austria – 3.5%
4,085	OMV AG (b)	$147,849
13,688	Raiffeisen Bank International AG (b)	161,939
1,392	Verbund AG (b)	118,845
8,200	voestalpine AG (b)	138,910
		567,543
	Belgium – 5.3%
786	Ackermans & van Haaren N.V. (b)	99,731
967	Ageas S.A./N.V. (b)	35,268
817	Anheuser-Busch InBev S.A./N.V. (b)	37,008
579	D’ieteren Group (b)	81,581
1,283	Elia Group S.A./N.V. (b)	150,972
2,363	Etablissements Franz Colruyt N.V. (b)	51,942
7,890	Proximus S.A.D.P. (b)	81,804
671	Sofina S.A. (b)	115,807
1,486	Solvay S.A. (b)	115,049
1,226	UCB S.A. (b)	85,082
		854,244
	Finland – 3.6%
10,173	Kojamo Oyj (b)	131,018
1,077	Orion Oyj, Class B (b)	45,350
3,131	Sampo Oyj, Class A (b)	133,668
9,950	Stora Enso Oyj, Class R (b)	126,399
4,482	UPM-Kymmene Oyj (b)	142,234
		578,669
	France – 23.9%
326	Aeroports de Paris (b) (c)	37,673
613	Air Liquide S.A. (b)	70,065
2,037	Arkema S.A. (b)	148,454
6,673	AXA S.A. (b)	145,691
853	BNP Paribas S.A. (b)	36,030
37,286	Bollore SE (b)	171,070
4,203	Bouygues S.A. (b)	109,944
657	Capgemini SE (b)	105,186
9,023	Carrefour S.A. (b)	125,141
1,633	Cie de Saint-Gobain (b)	58,389
1,442	Cie Generale des Etablissements Michelin SCA (b)	32,309
8,142	Credit Agricole S.A. (b)	66,097
1,426	Eiffage S.A. (b)	114,355
11,140	Engie S.A. (b)	128,220
1,481	Eramet S.A. (b)	116,571
266	EssilorLuxottica S.A. (b)	36,156
2,950	Eurazeo SE (b)	153,935
873	Gaztransport Et Technigaz S.A. (b)	96,260
1,564	Ipsen S.A. (b)	144,748
68	LVMH Moet Hennessy Louis Vuitton SE (b)	40,091
Shares	Description	Value

	France (Continued)
2,084	Nexans S.A. (b)	$185,514
8,280	Orange S.A. (b)	74,889
222	Pernod Ricard S.A. (b)	40,727
238	Remy Cointreau S.A. (b)	39,496
7,424	Renault S.A. (b) (c)	200,864
11,404	Rexel S.A. (b)	170,909
4,554	SCOR SE (b)	65,839
7,247	Societe Generale S.A. (b)	143,317
1,556	Thales S.A. (b)	171,462
4,814	TotalEnergies SE (b)	225,847
7,935	Valeo (b)	119,897
3,047	Veolia Environnement S.A. (b)	58,235
953	Vinci S.A. (b)	77,060
18,714	Vivendi SE (b)	145,157
2,393	Wendel SE (b)	171,279
		3,826,877
	Germany – 26.0%
409	Allianz SE (b)	64,432
2,043	Aurubis AG (b)	106,654
3,425	BASF SE (b)	131,446
2,854	Bayer AG (b)	131,497
2,819	Bayerische Motoren Werke AG (b)	191,065
25,589	Commerzbank AG (b) (c)	182,168
2,710	Continental AG (b)	120,252
4,834	Covestro AG (b) (d) (e)	138,212
715	CTS Eventim AG & Co., KGaA (b) (c)	29,417
5,269	Daimler Truck Holding AG (b) (c)	119,119
7,700	Deutsche Bank AG (b)	57,011
816	Deutsche Boerse AG (b)	133,764
6,023	Deutsche Lufthansa AG (b) (c)	34,621
2,035	Deutsche Post AG (b)	61,334
2,617	Deutsche Telekom AG (b)	44,546
8,407	E.ON SE (b)	64,589
1,760	Evonik Industries AG (b)	29,476
3,987	Fresenius SE & Co., KGaA (b)	84,984
1,352	FUCHS PETROLUB SE (Preference Shares) (b)	34,236
290	Hannover Rueck SE (b)	43,473
4,289	HeidelbergCement AG (b)	169,433
1,522	Hella GmbH & Co., KGaA (b)	101,181
3,367	HUGO BOSS AG (b)	156,770
8,072	K+S AG (b)	152,859
1,477	KION Group AG (b)	28,286
2,146	LEG Immobilien SE (b)	128,094
3,472	Mercedes-Benz Group AG (b)	175,569
2,521	Porsche Automobil Holding SE (Preference Shares) (b)	142,041
923	Rheinmetall AG (b)	142,112
5,605	RWE AG (b)	206,017
31,540	Schaeffler AG (Preference Shares) (b)	141,463

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
3,322	Talanx AG (b)	$117,634
35,897	Telefonica Deutschland Holding AG (b)	72,577
17,066	thyssenkrupp AG (b) (c)	72,308
2,842	United Internet AG (b)	53,128
3,161	VERBIO Vereinigte BioEnergie AG (b)	186,522
1,129	Volkswagen AG (Preference Shares) (b)	137,955
3,142	Vonovia SE (b)	67,810
1,145	Wacker Chemie AG (b)	117,713
		4,171,768
	Greece – 1.4%
125,123	Eurobank Ergasias Services and Holdings S.A. (b) (c)	104,442
2,702	Hellenic Telecommunications Organization S.A. (b)	39,235
6,714	OPAP S.A. (b)	80,517
		224,194
	Ireland – 2.8%
44,248	AIB Group PLC (b)	107,682
38,149	Bank of Ireland Group PLC (b)	244,687
2,438	CRH PLC (b)	78,386
498	Kingspan Group PLC (b)	22,437
		453,192
	Italy – 6.5%
85,521	A2A S.p.A. (b)	83,080
10,668	Assicurazioni Generali S.p.A. (b)	145,664
16,474	Banco BPM S.p.A. (b)	43,077
1,669	Brunello Cucinelli S.p.A. (b)	80,715
1,791	De’ Longhi S.p.A. (b)	26,178
16,667	Eni S.p.A. (b)	177,149
1,469	ERG S.p.A. (b)	40,438
26,488	Hera S.p.A. (b)	56,284
24,564	Leonardo S.p.A. (b)	173,923
8,987	Pirelli & C S.p.A. (b) (d) (e)	29,272
4,294	Prysmian S.p.A. (b)	122,997
11,383	Terna-Rete Elettrica Nazionale S.p.A. (b)	69,328
		1,048,105
	Luxembourg – 2.3%
7,562	ArcelorMittal S.A. (b)	150,471
16,108	Tenaris S.A. (b)	208,423
		358,894
	Netherlands – 9.1%
953	Aalberts N.V. (b)	31,080
27,685	Aegon N.V. (b)	110,048
157	Argenx SE (b) (c)	55,873
4,197	ASR Nederland N.V. (b)	161,345
Shares	Description	Value

	Netherlands (Continued)
1,707	BE Semiconductor Industries N.V. (b)	$73,077
4,566	Koninklijke Ahold Delhaize N.V. (b)	116,303
28,199	Koninklijke KPN N.V. (b)	76,317
6,392	Koninklijke Philips N.V. (b)	98,414
1,509	Koninklijke Vopak N.V. (b)	27,456
3,865	NN Group N.V. (b)	150,325
6,907	OCI N.V. (b)	252,876
4,561	Prosus N.V. (b)	237,293
811	Randstad N.V. (b)	35,003
1,119	STMicroelectronics N.V. (b)	34,776
		1,460,186
	Portugal – 2.1%
15,394	Galp Energia SGPS S.A. (b)	148,112
10,197	Jeronimo Martins SGPS S.A. (b)	189,903
		338,015
	Spain – 9.7%
1,022	Acciona S.A. (b)	179,623
1,809	ACS Actividades de Construccion y Servicios S.A. (b)	40,647
17,011	Banco Bilbao Vizcaya Argentaria S.A. (b)	76,309
237,738	Banco de Sabadell S.A. (b)	158,539
28,590	Banco Santander S.A. (b)	66,526
24,970	Bankinter S.A. (b)	140,203
43,205	CaixaBank S.A. (b)	139,158
4,482	Endesa S.A. (b)	67,318
1,978	Laboratorios Farmeceuticos Rovi S.A. (b)	85,006
69,970	Mapfre S.A. (b)	108,364
6,526	Naturgy Energy Group S.A. (b)	150,970
18,582	Repsol S.A. (b)	213,512
40,391	Telefonica S.A. (b)	133,529
		1,559,704
	Total Common Stocks	15,441,391
	(Cost $22,660,866)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.7%
	Belgium – 0.7%
4,533	Warehouses De Pauw CVA (b)	111,333
	France – 1.5%
1,843	Covivio (b)	88,784
775	Gecina S.A. (b)	60,698
1,519	ICADE (b)	56,548
1,833	Klepierre S.A. (b)	31,867
		237,897
	Spain – 0.5%
10,756	Inmobiliaria Colonial Socimi S.A. (b)	51,932

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Spain (Continued)
4,511	Merlin Properties Socimi S.A. (b)	$34,808
		86,740
	Total Real Estate Investment Trusts	435,970
	(Cost $738,667)
	Total Investments – 98.9%	15,877,361
	(Cost $23,399,533)
	Net Other Assets and Liabilities – 1.1%	175,136
	Net Assets – 100.0%	$16,052,497

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $15,877,361 or 98.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
Sector Allocation	% of Total Long-Term Investments
Financials	22.6%
Materials	14.4
Consumer Discretionary	13.2
Industrials	11.6
Energy	9.0
Utilities	8.7
Communication Services	5.8
Health Care	4.8
Real Estate	4.8
Consumer Staples	3.8
Information Technology	1.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,441,391	$ —	$ 15,441,391	$ —
Real Estate Investment Trusts*	435,970	—	435,970	—
Total Investments	$ 15,877,361	$—	$ 15,877,361	$—

*	See Portfolio of Investments for country breakout.

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
September 30, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index, Nasdaq AlphaDEX® Europe Index, Nasdaq AlphaDEX® Latin America Index, Nasdaq AlphaDEX® Brazil Index, Nasdaq AlphaDEX® China Index, Nasdaq AlphaDEX® Japan Index, Nasdaq AlphaDEX® Developed Markets Ex-US Index, Nasdaq AlphaDEX® Emerging Markets Index, Nasdaq AlphaDEX® Germany Index, Nasdaq AlphaDEX® United Kingdom Index, Nasdaq AlphaDEX® Switzerland Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small Cap Index, Nasdaq AlphaDEX® Emerging Markets Small Cap Index, Nasdaq AlphaDEX® Eurozone Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
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